UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds

Nuveen Municipal Bond Funds

Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Semi-Annual Report

November 30, 2009

Nuveen Kansas Municipal Bond Fund	Nuveen Kentucky Municipal Bond Fund	Nuveen Michigan Municipal Bond Fund	Nuveen Missouri Municipal Bond Fund	Nuveen Ohio Municipal Bond Fund

Nuveen Wisconsin Municipal Bond Fund

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Chairman’s

Letter to Shareholders

Dear Shareholder,

The financial markets in which your Fund operates continue to reflect the larger economic crosscurrents. The illiquidity that infected global credit markets over the last year continues to recede but there is concern about the impact of a reduction in official liquidity support programs. The major institutions that are the linchpin of the international financial system have strengthened their capital structures, but many still struggle with losses in their various portfolios. Global trends include increasing trade and concern about the ability of the U.S. government to address its substantial budgetary deficits.

While the fixed-income and equity markets have recovered from the lows recorded in the first quarter of 2009, identifying those developments that will define the future is never easy, and rarely is it more difficult than at present. A fundamental component of a successful investment program is a commitment to remain focused on long-term investment goals even during periods of heightened market uncertainty. Another component is to re-evaluate investment disciplines and tactics and to confirm their validity following periods of extreme volatility and market dislocation, such as we have recently experienced. Your Board carried out an intensive review of investment performance with these objectives in mind during April and May of 2009 as part of the annual management contract renewal process. Confirming the appropriateness of a long term investment strategy is as important for our shareholders as it is for our professional investment managers. For that reason, I again encourage you to remain in communication with your financial consultant on this subject.

On behalf of the other members of your Fund’s Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner

Chairman of the Nuveen Fund Board

January 20, 2010

Nuveen Investments	1

Portfolio Managers’ Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Portfolio managers Scott Romans and Daniel Close examine key investment strategies and the six-month performance of the Nuveen Kansas, Kentucky, Michigan, Missouri, Ohio and Wisconsin Municipal Bond Funds. Scott, who has nine years of investment experience, began managing the Kansas, Missouri and Wisconsin Funds in 2003. Dan has ten years of investment experience and began managing the Kentucky, Michigan and Ohio Funds in 2007.

How did the Funds perform during the six-month period ending November 30, 2009?

The table on page three provides Class A Share total returns for the six Funds for the six-month, one-year, five-year and ten-year periods ending November 30, 2009. Each Fund’s total returns are compared with the performance of their corresponding Lipper peer fund category average, the national Barclays Capital Municipal Bond Index, the Standard & Poor’s (S&P) National Municipal Bond Index and their respective S&P state municipal bond index.

The Kansas Fund’s Class A Shares at net asset value outperformed the Lipper Other States Municipal Debt Funds Average as well as the national Barclays Capital index. The Fund’s results matched the national S&P index but fell short of the return of the Kansas-focused S&P Index. The Kentucky Fund’s Class A Shares at net asset value performed in line with the Lipper Other States Municipal Debt Funds Average as well as the Barclays Capital index. The Fund also trailed the national S&P index. The Michigan Fund’s Class A Shares at net asset value trailed all of its points of comparison — the Lipper Michigan Municipal Debt Funds Average, the national and Michigan S&P indexes, and the Barclays Capital index. In contrast, the Missouri Fund’s Class A Shares at net asset value outperformed across the board, surpassing the Lipper Missouri Municipal Debt Funds Average and the national S&P and Barclays indexes. The Ohio Fund’s Class A Shares at net asset value beat the Lipper Ohio Municipal Debt Funds Average and the national Barclays Capital index but trailed the national and Ohio-specific S&P indexes. The Wisconsin Fund’s Class A Shares at net asset value surpassed the performance of the Lipper Other States Municipal Debt Funds Average as well as the Barclays Capital index, but trailed S&P’s Wisconsin and national indexes. The factors determining the performance of each Fund are discussed later in this report.

2	Nuveen Investments

1	The Standard & Poor’s (S&P) Kansas Municipal Bond Index is a market valueweighted index designed to measure the performance of the investment-grade Kansas municipal bond market. The Standard & Poor’s (S&P) Michigan Municipal Bond Index is a market value-weighted index designed to measure the performance of the investment-grade Michigan municipal bond market. The Standard & Poor’s (S&P) Ohio Municipal Bond Index is a market value-weighted index designed to measure the performance of the investment-grade Ohio municipal bond market. The Standard & Poor’s (S&P) Wisconsin Municipal Bond Index is a market value-weighted index designed to measure the performance of the investment-grade Wisconsin municipal bond market. These indexes do not reflect any initial or ongoing expenses and are not available for direct investment. The Standard & Poor’s (S&P) National Municipal Bond Index is a market value-weighted index designed to measure the performance of the investment grade municipal bond market. The index does not reflect any initial or ongoing expenses and is not available for direct investment.

2	The Lipper category averages shown represent the average annualized total return for all reporting funds in the respective categories. The Lipper Other States Municipal Debt Funds Average contained 128, 128, 114 and 104 funds for the six-month, one-year, five-year and ten year periods, respectively, ended November 30, 2009. The Lipper Michigan Municipal Debt Funds Average had 14, 14, 12 and 11 funds, the Lipper Missouri Municipal Debt Funds Average had 24, 24, 18 and 17 funds and the Lipper Ohio Municipal Debt Funds Average had 39, 39, 31 and 27 funds respectively. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Average.

3	The Barclays Capital Municipal Bond Index is an unmanaged index containing a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

Class A Shares – Average Annual Total Returns

As of 11/30/09

	Cumulative Six-Month	Average Annual
		1-Year	5-Year	10-Year
Nuveen Kansas Municipal Bond Fund
A Shares at NAV	5.15%	15.39%	4.03%	5.16%
A Shares at Offer	0.74%	10.55%	3.14%	4.71%
Standard & Poor’s (S&P) Kansas Municipal Bond Index[1]	5.89%	17.11%	4.39%	5.64%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.15%	14.83%	4.34%	5.58%
Lipper Other States Municipal Debt Funds Average[2]	4.72%	15.47%	3.32%	4.52%
Barclays Capital Municipal Bond Index[3]	4.75%	14.19%	4.51%	5.64%
Nuveen Kentucky Municipal Bond Fund
A Shares at NAV	4.75%	13.27%	3.73%	4.97%
A Shares at Offer	0.31%	8.55%	2.83%	4.52%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.15%	14.83%	4.34%	5.58%
Lipper Other States Municipal Debt Funds Average[2]	4.72%	15.47%	3.32%	4.52%
Barclays Capital Municipal Bond Index[3]	4.75%	14.19%	4.51%	5.64%
Nuveen Michigan Municipal Bond Fund
A Shares at NAV	4.39%	13.43%	3.67%	5.04%
A Shares at Offer	0.04%	8.64%	2.79%	4.59%
Standard & Poor’s (S&P) Michigan Municipal Bond Index[1]	5.63%	12.97%	3.95%	5.46%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.15%	14.83%	4.34%	5.58%
Lipper Michigan Municipal Debt Funds Average[2]	5.65%	14.01%	3.45%	4.68%
Barclays Capital Municipal Bond Index[3]	4.75%	14.19%	4.51%	5.64%
Nuveen Missouri Municipal Bond Fund
A Shares at NAV	6.88%	16.83%	3.75%	4.96%
A Shares at Offer	2.43%	11.91%	2.87%	4.51%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.15%	14.83%	4.34%	5.58%
Lipper Missouri Municipal Debt Funds Average[2]	5.75%	16.36%	3.28%	4.69%
Barclays Capital Municipal Bond Index[3]	4.75%	14.19%	4.51%	5.64%
Nuveen Ohio Municipal Bond Fund
A Shares at NAV	4.95%	13.82%	3.97%	5.04%
A Shares at Offer	0.56%	9.00%	3.08%	4.58%
Standard & Poor’s (S&P) Ohio Municipal Bond Index[1]	5.99%	16.75%	3.78%	5.21%
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.15%	14.83%	4.34%	5.58%
Lipper Ohio Municipal Debt Funds Average[2]	4.66%	13.60%	3.50%	4.62%
Barclays Capital Municipal Bond Index[3]	4.75%	14.19%	4.51%	5.64%
Nuveen Wisconsin Municipal Bond Fund
A Shares at NAV	4.88%	16.77%	3.87%	5.19%
A Shares at Offer	0.44%	11.87%	2.99%	4.74%
Standard & Poor’s (S&P) Wisconsin Municipal Bond Index[1]	5.46%	17.85%	5.39%	6.26%

Nuveen Investments	3

	Cumulative Six-Month	Average Annual
		1-Year	5-Year	10-Year
Standard & Poor’s (S&P) National Municipal Bond Index[1]	5.15%	14.83%	4.34%	5.58%
Lipper Other States Municipal Debt Funds Average[2]	4.72%	15.47%	3.32%	4.52%
Barclays Capital Municipal Bond Index[3]	4.75%	14.19%	4.51%	5.64%

Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns less than one year are cumulative. Current performance may be higher or lower than the performance shown. The comparative benchmarks and averages shown in the accompanying table may include bonds from other states which may make comparisons between the funds and these benchmarks less meaningful. Returns at NAV would be lower if the sales charge were included. Class A Shares have a 4.2% maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Please see each Fund’s Spotlight Page later in this report for more complete performance data and expense ratios.

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

All of the Funds continued to employ the same fundamental investment strategies and tactics used in previous years, although our ability to implement those strategies depended on the individual characteristics of the portfolios as well as market conditions within each state.

Nuveen Kansas, Missouri and Wisconsin Funds

The six month period was a very favorable environment for investors in tax-free municipal debt. The new federal Build America Bonds (BABs) program, created as part of the February 2009 economic stimulus package. BABs allow municipal issuers of taxable debt to receive a 35% federal subsidy of the issuer’s coupon interest payments on bonds issued through this program. BABs thus provided an attractive alternative to the issuance of traditional tax-exempt securities, and the program’s popularity pushed aside much of the long-term supply that previously would have been found in the municipal bond market. Meanwhile, demand for tax-exempt municipal bonds remained strong, and the combination of reduced supply and increased demand served to push up prices.

The Kansas and Wisconsin Funds also benefited from their yield curve positioning. Relative to the national municipal market, both Funds had higher weightings in longer-duration bonds, which benefited disproportionately as interest rates dropped. In addition, both had reduced allocations to the positive-performing but relatively weaker short end of the yield curve. Duration was not a noteworthy factor — either positive or negative — for the Missouri Fund’s performance.

All three Funds were helped by favorable credit-quality allocations. Specifically, compared to the national municipal market, the Kansas Fund benefited from a slight overexposure to BBB-rated bonds. The Missouri Fund had a significantly higher BBB weighting as well as healthy exposure to non-rated bonds and a small allocation to sub-investment-grade-rated debt. This added exposure to lower-rated issues helped greatly as investors became more willing to invest in riskier bonds. The Wisconsin Fund, however, was slightly

4	Nuveen Investments

underweighted in BBB-rated debt, although having an allocation to non-rated and A-rated bonds were counterbalancing positives. The Missouri and Kansas Funds benefited further from varying degrees of underexposure to high-quality securities, which lagged their lower-rated counterparts.

A fairly large overweighting in health care bonds significantly boosted the results of both the Kansas and Missouri Funds. The Kansas Fund further benefited from its exposure to two additional positive-performing groups — housing and industrial development revenue (IDR) bonds. Housing bonds continued to appreciate as the real estate market rebounded, while IDR debt is predominantly lower-rated and was helped by investors’ declining risk aversion. In addition to the beneficial overweight to the health care sector, the Missouri Fund also benefited from its allocation to ‘Other Revenue’ bonds, which typically consist of bonds issued by tax increment finance (TIF) districts and economic redevelopment authorities.

In contrast, all three Funds were hurt to varying extents by having relatively modest allocations to utility bonds, which outperformed overall. Also, the Kansas and Wisconsin Funds were hampered by a relative lack of exposure to tobacco bonds, which were absent from both portfolios but found in the national market. This predominantly lower-rated sector rose in the strong performance environment for riskier securities, and lacking any investments detracted modestly. Of final note, the Wisconsin portfolio had a significant weighting in tax-appropriation debt, which regularly makes up a large portion of the state’s tax-exempt bond market. The Fund’s allocation to this underperforming category was a negative factor for our performance, as was an underweight to the health care sector, which performed well during the period.

The Kansas Fund received significant new investment inflows during the period. Needing to put these funds to work, we made a number of new purchases, favoring longer-dated bonds and finding some of the best available values among bonds with credit ratings of AA and A. That said, available supply of new Kansas tax-exempt debt was limited. To help keep the Fund fully invested, we looked outside the state for purchase opportunities. We bought bonds of U.S. territories Guam and Puerto Rico (territorial bonds are generally fully tax-exempt for investors in all fifty states). The Puerto Rico bonds were higher-quality issues, while the Guam bonds offered higher yields, were well-structured and provided what we felt were excellent values. We also bought some high-quality, very liquid New Mexico and North Carolina bonds that we were confident we could sell once appropriate Kansas opportunities became available. In fact, that happened toward period end, when we replaced these positions with a handful of in-state health care and water/sewer bonds we believed were very attractively priced. We did continue to own the territorial bonds at period end.

The supply of tax-exempt bonds was limited in Missouri as well, and those bonds that did come to market tended to be shorter in maturity than we desired. We did make one purchase of Missouri tax-exempt debt during the period — we added to our existing holdings in a continuing care retirement community (CCRC) bond issue in the secondary municipal market. At the time, the bonds were selling at a very significant discount to their face value, and we felt that they offered good long-term potential. As in the Kansas Fund, we invested in out-of-state bonds to keep fully invested.

Nuveen Investments	5

As we have discussed in previous reports, Wisconsin can be a challenging state for portfolio managers because of state laws leading to a relative scarcity of fully tax-exempt bonds. During the period, however, we found more opportunities than usual to buy in-state issues. Overall, we made four purchases, three of which were of fully tax-exempt Wisconsin bonds. The new additions included several A-rated health care opportunities — a significant percentage of Wisconsin issuance happens to carry this credit rating — and we also bought several nonrated bond issues in the secondary market trading at sizable discounts and offering excellent long-term value, in our opinion.

Nuveen Kentucky, Michigan and Ohio Municipal Bond Funds

In our last report, we discussed how securities with better credit quality and shorter durations (meaning bonds with less price sensitivity to changes in interest rates) were the best performers in a weak market environment. During this six-month period, however, the opposite was true — generally speaking, the issues that fared the best were those with lower credit ratings and longer durations.

Credit-quality allocation had a positive influence on the performance of both the Kentucky and Ohio Funds. In Ohio, we had relative overweightings in lower-rated bonds, in part because we took advantage of low valuations in the late-2008 and early-2009 market downturn. At that time, we bought a number of credits that we believed were fundamentally sound but priced at undeservedly low levels. As the market bounced back throughout most of 2009, we continued to hold onto these positions, which performed particularly well. The Ohio Fund and the Kentucky Fund benefited from being relatively underweighted in bonds with the highest credit ratings. In contrast, an underweighting in lower-rated debt hurt the Michigan Fund — lacking excess exposure to this positively performing group hampered our results.

The Kentucky and Michigan Funds were helped by their overall duration positioning. Specifically, they benefited from being somewhat more sensitive to declining interest rates in a market rally. The Kentucky Fund was helped by its underweight to shorter-dated securities and allocation to intermediate-duration securities, although being underweighted in long-dated bonds — the best overall performers on the yield curve — detracted from results. The Michigan Fund benefited the most from being underweighted relative to the national municipal market in weaker-performing short-dated bonds. Unlike the other Funds, duration — especially an underweighting in longer-dated issues — hurt the Ohio Fund’s performance to a modest degree.

The Michigan Fund’s relative underexposure to tax-supported bonds contributed positively to performance. These securities lagged the national market because of their generally high credit quality. In addition, the Michigan, Kentucky and Ohio Funds benefited from our willingness to be patient with certain lower-rated holdings that we had bought before the start of the period, when bond prices were depressed. We held onto

6	Nuveen Investments

these positions through the downturn, and as market conditions improved, our patience was rewarded as they gained rapidly in price.

Meanwhile, the Kentucky Fund was helped by some of its especially interest-rate-sensitive investments, such as zero-coupon bonds. However, utilities was a counterbalancing negative. Sector allocation helped the Ohio Fund’s results, especially comparative overweightings in tobacco and industrial development revenue (IDR) bonds, two sectors that did well because they include many lower-rated issues. All three Funds benefited from having overweightings in the strong-performing health care sector.

Purchase activity for the Kentucky portfolio took place across a wide variety of sectors. We generally favored longer-dated issues for the value we felt they offered. Purchasing longer bonds also helped us better accomplish our goal of increasing the portfolio’s duration and bringing it closer to our target level. Notable new purchases of the past six months included dedicated-tax, water/sewer, housing, tax-appropriation and uninsured health care bonds. In a somewhat unusual opportunity, we took advantage of market conditions to establish an inverse floating rate trust (“inverse floater”) for Louisville sports arena bonds offering a very high level of income. Because short-term borrowing costs were extremely low relative to long-term interest rates, we were able to capture significant amounts of income at a modest cost. We adopted a similar approach in the Ohio Fund, converting our Cleveland Clinic health care bonds into an inverse floating rate trust. As in Kentucky, this approach enabled us to both add income and use the inverse floating rate trust as a duration management tool.

In part, funds for our purchases came from a significant amount of bond call activity. In the Kentucky Fund, we also used the proceeds of bonds with structures that typically appeal to individual investors — the primary source of demand for tax-exempt debt for much of the period — namely, relatively liquid intermediate- or longer-dated bonds selling at a slight discount. In the Ohio Fund, we sold two bond issues — a health care issue as well as a continuing care retirement community (CCRC) — whose fundamentals we felt were deteriorating and whose credit quality we had become less confident in.

Given Michigan’s well-publicized economic challenges, our primary focus for this Fund was to continue to invest in names our research team holds a constructive credit view. We sold bonds we felt were likely to struggle in the slowly recovering economy. Instead, we invested in higher-rated essential service bonds (meaning those that fund projects essential to their local communities), which we felt would do better in a difficult environment. We favored high-quality general obligation debt that had been researched by Nuveen’s credit research team and which we felt offered promising performance potential. Other noteworthy purchases included a number of uninsured, longer-dated health-care bonds that we felt offered an exceptional risk/reward tradeoff for shareholders. Purchases were funded through the proceeds of bond calls and through the sale of several CCRC bonds whose fundamentals and credit quality we felt had deteriorated. We also opted to sell one of our charter school holdings for the same reason.

We adopted a similar investment approach for the Ohio portfolio. We were similarly focused on high-quality general obligation and tax-appropriation bonds, which we felt

Nuveen Investments	7

would be better able to withstand Ohio’s economic challenges. Our purchases during the period included two high-quality water/sewer authority bond issues. We also bought several tax-backed bonds secured by a dedicated sales tax. Most of our purchases were on the longer end of the yield curve and emphasized higher-quality bonds whose fundamentals had been examined by Nuveen’s research analysts and about which we felt especially confident about their long-term prospects.

Dividend Information

The Class I Shares of the Kansas and Wisconsin Fund experienced one monthly dividend increase in November 2009. In that same month, the Class B Shares of the Missouri Fund saw a decrease to its monthly dividend. There were no other dividend changes to any of the Funds during the past six months.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2009, all six Funds had positive UNII balances, based upon our best estimate, for tax purposes. The Kansas, Missouri, Ohio and Wisconsin Funds had positive UNII balances, while Kentucky and Michigan had negative UNII balances for financial statement purposes.

8	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Kansas Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FKSTX	FBKSX	FCKSX	FRKSX
NAV	$10.35	$10.26	$10.34	$10.39
Latest Monthly Dividend[1]	$0.0355	$0.0290	$0.0310	$0.0375
Inception Date	1/09/92	2/19/97	2/11/97	2/25/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	15.39%	10.55%
5-Year	4.03%	3.14%
10-Year	5.16%	4.71%

B Shares	w/o CDSC	w/CDSC
1-Year	14.52%	10.52%
5-Year	3.26%	3.08%
10-Year	4.54%	4.54%

C Shares	NAV
1-Year	14.79%
5-Year	3.45%
10-Year	4.58%

I Shares	NAV
1-Year	15.66%
5-Year	4.23%
10-Year	5.36%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[2]	4.12%	3.94%
30-Day Yield[2]	3.63%	—
SEC 30-Day Yield[2,3]	—	3.48%
Taxable-Equivalent Yield[3,4]	5.39%	5.16%

B Shares	NAV
Dividend Yield[2]	3.39%
30-Day Yield[2]	2.88%
Taxable-Equivalent Yield[4]	4.27%

C Shares	NAV
Dividend Yield[2]	3.60%
30-Day Yield[2]	3.08%
Taxable-Equivalent Yield[4]	4.57%

I Shares	NAV
Dividend Yield[2]	4.33%
SEC 30-Day Yield[2]	3.82%
Taxable-Equivalent Yield[4]	5.67%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	16.70%	11.75%
5-Year	3.78%	2.90%
10-Year	5.33%	4.88%

B Shares	w/o CDSC	w/CDSC
1-Year	15.83%	11.83%
5-Year	3.00%	2.82%
10-Year	4.71%	4.71%

C Shares	NAV
1-Year	15.97%
5-Year	3.19%
10-Year	4.76%

I Shares	NAV
1-Year	16.85%
5-Year	3.97%
10-Year	5.54%

Portfolio Statistics

Net Assets ($000)	$155,031
Average Effective Maturity on Securities (Years)	17.89
Average Duration	5.61

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.85%	5/31/09
Class B	1.60%	5/31/09
Class C	1.40%	5/31/09
Class I	0.65%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.6%.

Nuveen Investments	9

Fund Spotlight as of 11/30/09 Nuveen Kansas Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Health Care	22.3%
Tax Obligation/Limited	18.5%
Housing/Single Family	14.6%
Water and Sewer	12.8%
Tax Obligation/General	11.6%
Utilities	6.7%
Other	13.5%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,051.50	$1,047.90	$1,047.70	$1,052.30	$1,020.81	$1,017.05	$1,018.05	$1,021.81
Expenses Incurred During Period	$4.37	$8.21	$7.19	$3.34	$4.31	$8.09	$7.08	$3.29

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .85%, 1.60%, 1.40% and .65% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

10	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Kentucky Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FKYTX	FKYBX	FKYCX	FKYRX
NAV	$10.66	$10.67	$10.67	$10.67
Latest Monthly Dividend[1]	$0.0365	$0.0300	$0.0315	$0.0380
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0701	$0.0701	$0.0701	$0.0701
Inception Date	5/04/87	2/05/97	10/04/93	2/07/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	13.27%	8.55%
5-Year	3.73%	2.83%
10-Year	4.97%	4.52%

B Shares	w/o CDSC	w/CDSC
1-Year	12.40%	8.40%
5-Year	2.94%	2.77%
10-Year	4.35%	4.35%

C Shares	NAV
1-Year	12.60%
5-Year	3.16%
10-Year	4.40%

I Shares	NAV
1-Year	13.45%
5-Year	3.94%
10-Year	5.18%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.11%	3.94%
30-Day Yield[3]	3.35%	—
SEC 30-Day Yield[3,4]	—	3.21%
Taxable-Equivalent Yield[4,5]	4.95%	4.74%

B Shares	NAV
Dividend Yield[3]	3.37%
30-Day Yield[3]	2.53%
Taxable-Equivalent Yield[5]	3.74%

C Shares	NAV
Dividend Yield[3]	3.54%
30-Day Yield[3]	2.74%
Taxable-Equivalent Yield[5]	4.05%

I Shares	NAV
Dividend Yield[3]	4.27%
SEC 30-Day Yield[3]	3.57%
Taxable-Equivalent Yield[5]	5.27%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	14.12%	9.31%
5-Year	3.55%	2.66%
10-Year	5.13%	4.68%

B Shares	w/o CDSC	w/CDSC
1-Year	13.38%	9.38%
5-Year	2.78%	2.61%
10-Year	4.50%	4.50%

C Shares	NAV
1-Year	13.47%
5-Year	2.96%
10-Year	4.55%

I Shares	NAV
1-Year	14.32%
5-Year	3.74%
10-Year	5.33%

Portfolio Statistics

Net Assets ($000)	$424,960
Average Effective Maturity on Securities (Years)	15.60
Average Duration	5.62

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.82%	5/31/09
Class B	1.57%	5/31/09
Class C	1.37%	5/31/09
Class I	0.62%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Paid December 5, 2008. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.3%.

Nuveen Investments	11

Fund Spotlight as of 11/30/09 Nuveen Kentucky Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/Limited	27.3%
Utilities	15.5%
Water and Sewer	14.7%
Health Care	13.6%
U.S. Guaranteed	8.3%
Transportation	5.4%
Education and Civic Organizations	5.3%
Other	9.9%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,047.50	$1,043.60	$1,045.50	$1,049.30	$1,020.96	$1,017.20	$1,018.20	$1,021.96
Expenses Incurred During Period	$4.21	$8.04	$7.03	$3.19	$4.16	$7.94	$6.93	$3.14

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .82%, 1.57%, 1.37% and .62% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

12	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Michigan Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FMITX	FMIBX	FLMCX	NMMIX
NAV	$11.07	$11.09	$11.06	$11.06
Latest Monthly Dividend[1]	$0.0385	$0.0320	$0.0335	$0.0405
Latest Capital Gain Distribution[2]	$0.0137	$0.0137	$0.0137	$0.0137
Inception Date	6/27/85	2/03/97	6/22/93	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	13.43%	8.64%
5-Year	3.67%	2.79%
10-Year	5.04%	4.59%

B Shares	w/o CDSC	w/CDSC
1-Year	12.59%	8.59%
5-Year	2.90%	2.73%
10-Year	4.41%	4.41%

C Shares	NAV
1-Year	12.72%
5-Year	3.09%
10-Year	4.47%

I Shares	NAV
1-Year	13.58%
5-Year	3.87%
10-Year	5.25%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.17%	4.00%
30-Day Yield[3]	3.52%	—
SEC 30-Day Yield[3,4]	—	3.37%
Taxable-Equivalent Yield[4,5]	5.11%	4.89%

B Shares	NAV
Dividend Yield[3]	3.46%
30-Day Yield[3]	2.77%
Taxable-Equivalent Yield[5]	4.02%

C Shares	NAV
Dividend Yield[3]	3.63%
30-Day Yield[3]	2.97%
Taxable-Equivalent Yield[5]	4.31%

I Shares	NAV
Dividend Yield[3]	4.39%
SEC 30-Day Yield[3]	3.72%
Taxable-Equivalent Yield[5]	5.40%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	12.67%	7.94%
5-Year	3.47%	2.58%
10-Year	5.22%	4.77%

B Shares	w/o CDSC	w/CDSC
1-Year	11.84%	7.84%
5-Year	2.70%	2.53%
10-Year	4.58%	4.58%

C Shares	NAV
1-Year	11.96%
5-Year	2.89%
10-Year	4.64%

I Shares	NAV
1-Year	12.82%
5-Year	3.67%
10-Year	5.42%

Portfolio Statistics

Net Assets ($000)	$210,779
Average Effective Maturity on Securities (Years)	15.28
Average Duration	5.88

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.86%	5/31/09
Class B	1.61%	5/31/09
Class C	1.41%	5/31/09
Class I	0.66%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Paid December 5, 2008. Capital gains are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.1%.

Nuveen Investments	13

Fund Spotlight as of 11/30/09 Nuveen Michigan Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/General	37.4%
Tax Obligation/Limited	13.1%
Water and Sewer	11.9%
U.S. Guaranteed	11.5%
Health Care	11.0%
Utilities	6.3%
Other	8.8%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,043.90	$1,039.10	$1,040.10	$1,044.10	$1,020.76	$1,017.00	$1,018.00	$1,021.76
Expenses Incurred During Period	$4.41	$8.23	$7.21	$3.38	$4.36	$8.14	$7.13	$3.35

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .86%, 1.61%, 1.41% and .66% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

14	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Missouri Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FMOTX	FMMBX	FMOCX	FMMRX
NAV	$10.60	$10.61	$10.59	$10.60
Latest Monthly Dividend[1]	$0.0385	$0.0320	$0.0340	$0.0405
Latest Capital Gain Distribution[2]	$0.0547	$0.0547	$0.0547	$0.0547
Inception Date	8/03/87	2/06/97	2/02/94	2/19/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	16.83%	11.91%
5-Year	3.75%	2.87%
10-Year	4.96%	4.51%

B Shares	w/o CDSC	w/CDSC
1-Year	15.86%	11.86%
5-Year	2.98%	2.80%
10-Year	4.34%	4.34%

C Shares	NAV
1-Year	16.23%
5-Year	3.18%
10-Year	4.39%

I Shares	NAV
1-Year	16.99%
5-Year	3.94%
10-Year	5.17%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.36%	4.18%
30-Day Yield[3]	3.86%	—
SEC 30-Day Yield[3,4]	—	3.69%
Taxable-Equivalent Yield[4,5]	5.70%	5.45%

B Shares	NAV
Dividend Yield[3]	3.62%
30-Day Yield[3]	3.11%
Taxable-Equivalent Yield[5]	4.59%

C Shares	NAV
Dividend Yield[3]	3.85%
30-Day Yield[3]	3.30%
Taxable-Equivalent Yield[5]	4.87%

I Shares	NAV
Dividend Yield[3]	4.58%
SEC 30-Day Yield[3]	4.05%
Taxable-Equivalent Yield[5]	5.98%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	18.69%	13.71%
5-Year	3.55%	2.66%
10-Year	5.11%	4.66%

B Shares	w/o CDSC	w/CDSC
1-Year	17.70%	13.70%
5-Year	2.77%	2.60%
10-Year	4.48%	4.48%

C Shares	NAV
1-Year	17.97%
5-Year	2.98%
10-Year	4.53%

I Shares	NAV
1-Year	18.85%
5-Year	3.74%
10-Year	5.30%

Portfolio Statistics

Net Assets ($000)	$229,885
Average Effective Maturity on Securities (Years)	15.41
Average Duration	6.68

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.84%	5/31/09
Class B	1.59%	5/31/09
Class C	1.39%	5/31/09
Class I	0.65%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Paid December 5, 2008. Capital gains are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.3%.

Nuveen Investments	15

Fund Spotlight as of 11/30/09 Nuveen Missouri Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/Limited	20.4%
Health Care	18.7%
Tax Obligation/General	14.2%
U.S. Guaranteed	8.1%
Long-Term Care	7.1%
Utilities	5.5%
Consumer Staples	5.2%
Transportation	4.4%
Water and Sewer	3.7%
Other	12.7%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,068.80	$1,065.00	$1,066.10	$1,070.00	$1,020.81	$1,017.05	$1,018.05	$1,021.81
Expenses Incurred During Period	$4.41	$8.28	$7.25	$3.37	$4.31	$8.09	$7.08	$3.29

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .85%, 1.60%, 1.40% and .65% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

16	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Ohio Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FOHTX	FOHBX	FOHCX	NXOHX
NAV	$11.07	$11.05	$11.03	$11.04
Latest Monthly Dividend[1]	$0.0380	$0.0315	$0.0330	$0.0400
Latest Capital Gain and Ordinary Income Distributions[2]	$0.0413	$0.0413	$0.0413	$0.0413
Inception Date	6/27/85	2/03/97	8/03/93	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors. Returns may reflect an expense limitation by the Fund’s investment adviser.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	13.82%	9.00%
5-Year	3.97%	3.08%
10-Year	5.04%	4.58%

B Shares	w/o CDSC	w/CDSC
1-Year	13.02%	9.02%
5-Year	3.19%	3.02%
10-Year	4.41%	4.41%

C Shares	NAV
1-Year	13.13%
5-Year	3.39%
10-Year	4.46%

I Shares	NAV
1-Year	14.00%
5-Year	4.16%
10-Year	5.24%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	4.12%	3.94%
30-Day Yield[3]	3.40%	—
SEC 30-Day Yield[3,4]	—	3.26%
Taxable-Equivalent Yield[4,5]	5.02%	4.82%

B Shares	NAV
Dividend Yield[3]	3.42%
30-Day Yield[3]	2.65%
Taxable-Equivalent Yield[5]	3.91%

C Shares	NAV
Dividend Yield[3]	3.59%
30-Day Yield[3]	2.85%
Taxable-Equivalent Yield[5]	4.21%

I Shares	NAV
Dividend Yield[3]	4.35%
SEC 30-Day Yield[3]	3.60%
Taxable-Equivalent Yield[5]	5.32%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	14.06%	9.22%
5-Year	3.78%	2.89%
10-Year	5.21%	4.76%

B Shares	w/o CDSC	w/CDSC
1-Year	13.15%	9.15%
5-Year	3.01%	2.83%
10-Year	4.59%	4.59%

C Shares	NAV
1-Year	13.47%
5-Year	3.22%
10-Year	4.65%

I Shares	NAV
1-Year	14.34%
5-Year	4.00%
10-Year	5.43%

Portfolio Statistics

Net Assets ($000)	$513,367
Average Effective Maturity on Securities (Years)	14.79
Average Duration	5.63

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.84%	5/31/09
Class B	1.58%	5/31/09
Class C	1.39%	5/31/09
Class I	0.64%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Paid December 5, 2008. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.3%.

Nuveen Investments	17

Fund Spotlight as of 11/30/09 Nuveen Ohio Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/General	22.1%
U.S. Guaranteed	16.2%
Tax Obligation/Limited	12.3%
Health Care	10.5%
Utilities	8.5%
Water and Sewer	7.4%
Education and Civic Organizations	7.2%
Consumer Staples	5.2%
Other	10.6%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,049.50	$1,045.80	$1,045.80	$1,049.80	$1,020.91	$1,017.15	$1,018.15	$1,021.91
Expenses Incurred During Period	$4.26	$8.10	$7.08	$3.24	$4.20	$7.99	$6.98	$3.19

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .83%, 1.58%, 1.38% and .63% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

18	Nuveen Investments

Fund Spotlight as of 11/30/09 Nuveen Wisconsin Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	I Shares
Fund Symbol	FWIAX	FWIBX	FWICX	FWIRX
NAV	$10.24	$10.26	$10.25	$10.27
Latest Monthly Dividend[1]	$0.0320	$0.0260	$0.0275	$0.0340
Latest Capital Gain Distribution[2]	$0.0051	$0.0051	$0.0051	$0.0051
Inception Date	6/01/94	2/25/97	2/25/97	2/25/97

Returns quoted represent past performance which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Returns without sales charges would be lower if the sales charge were included. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees. Fund returns assume reinvestment of dividends and capital gains. Class A Shares have a 4.2% maximum sales charge. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC), also known as a back-end sales charge, if redeemed within twelve months of purchase. Class B Shares have a CDSC that begins at 5% for redemptions during the first year and declines periodically until after six years when the charge becomes 0%. Class B Shares automatically convert to Class A Shares eight years after purchase. Class C Shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/09

A Shares	NAV	Offer
1-Year	16.77%	11.87%
5-Year	3.87%	2.99%
10-Year	5.19%	4.74%

B Shares	w/o CDSC	w/CDSC
1-Year	15.89%	11.89%
5-Year	3.09%	2.91%
10-Year	4.57%	4.57%

C Shares	NAV
1-Year	16.12%
5-Year	3.27%
10-Year	4.61%

I Shares	NAV
1-Year	17.06%
5-Year	4.05%
10-Year	5.40%
Tax-Free Yields

A Shares	NAV	Offer
Dividend Yield[3]	3.75%	3.59%
30-Day Yield[3]	3.46%	—
SEC 30-Day Yield[3,4]	—	3.31%
Taxable-Equivalent Yield[4,5]	5.16%	4.93%

B Shares	NAV
Dividend Yield[3]	3.04%
30-Day Yield[3]	2.71%
Taxable-Equivalent Yield[5]	4.04%

C Shares	NAV
Dividend Yield[3]	3.22%
30-Day Yield[3]	2.91%
Taxable-Equivalent Yield[5]	4.34%

I Shares	NAV
Dividend Yield[3]	3.97%
SEC 30-Day Yield[3]	3.66%
Taxable-Equivalent Yield[5]	5.45%

Average Annual Total Returns as of 12/31/09

A Shares	NAV	Offer
1-Year	16.06%	11.20%
5-Year	3.59%	2.70%
10-Year	5.32%	4.86%

B Shares	w/o CDSC	w/CDSC
1-Year	15.07%	11.07%
5-Year	2.81%	2.63%
10-Year	4.70%	4.70%

C Shares	NAV
1-Year	15.29%
5-Year	3.01%
10-Year	4.74%

I Shares	NAV
1-Year	16.12%
5-Year	3.75%
10-Year	5.52%

Portfolio Statistics

Net Assets ($000)	$59,741
Average Effective Maturity on Securities (Years)	15.53
Average Duration	6.95

Expense Ratios
Share Class	Gross Expense Ratios	As of Date
Class A	0.89%	5/31/09
Class B	1.63%	5/31/09
Class C	1.44%	5/31/09
Class I	0.69%	5/31/09

The expense ratios shown factor in Total Annual Fund Operating Expenses including management fees and other fees and expenses but excluding interest expense on floating rate obligations, if any.

1	Paid December 1, 2009. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2009.

2	Paid December 5, 2008. Capital gains are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. The 30-Day Yield is computed under the same formula but is based on the Net Asset Value (NAV) per share. The Dividend Yield may differ from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.9%.

Nuveen Investments	19

Fund Spotlight as of 11/30/09 Nuveen Wisconsin Municipal Bond Fund

Bond Credit Quality1

Portfolio Composition[1]
Tax Obligation/Limited	63.5%
Housing/Multifamily	8.9%
Healthcare	7.1%
Utilities	7.0%
U.S. Guaranteed	5.9%
Other	7.6%

1	As a percentage of total investments as of November 30, 2009. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)
	A Shares	B Shares	C Shares	I Shares	A Shares	B Shares	C Shares	I Shares
Beginning Account Value (6/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/09)	$1,048.80	$1,045.00	$1,046.00	$1,050.70	$1,020.61	$1,016.85	$1,017.85	$1,021.61
Expenses Incurred During Period	$4.57	$8.41	$7.39	$3.55	$4.51	$8.29	$7.28	$3.50

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .89%, 1.64%, 1.44% and .69% for Classes A, B, C and I, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

20	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 1.5%

$1,000	Kansas Development Finance Authority, Athletic Facility Revenue Bonds, University of Kansas Athletic Corporation Project, Series 2004K, 5.000%, 6/01/19	6/14 at 100.00	A1	$1,050,540

1,200	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Kansas State University Housing System, Series 2005A, 5.000%, 4/01/22 – NPFG Insured	4/15 at 100.00	A1	1,259,904
2,200	Total Education and Civic Organizations			2,310,444
	Energy – 1.1%

1,175	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series 2003, 6.125%, 7/01/22 (Alternative Minimum Tax)	1/14 at 100.00	BBB	1,185,246

500	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	BBB	499,750
1,675	Total Energy			1,684,996
	Health Care – 20.7%

1,005	Coffeyville Public Building Commission, Kansas, Healthcare Facilities Revenue Bonds, Coffeyville Regional Medical Center, Series 2002, 5.000%, 8/01/18 – AMBAC Insured	8/12 at 100.00	N/R	1,028,306

1,825	Colby, Kansas, Health Facilities Revenue Refunding Bonds, Citizens Medical Center Inc., Series 1998, 5.625%, 8/15/16	2/10 at 100.00	N/R	1,817,080

3,000	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29	11/17 at 100.00	A+	2,992,410

4,650	Kansas Development Finance Authority Hospital Revenue Bonds, Series 2009C (Adventist Health System/Sunbelt Obligated Group), 5.750%, 11/15/38	No Opt. Call	A+	4,773,969

1,680	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 5.000%, 11/15/20	11/15 at 100.00	A2	1,724,318

4,580	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2000K, 6.500%, 12/01/16	6/10 at 101.00	AA	4,747,674

2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2007L, 4.750%, 11/15/36 – NPFG Insured	11/17 at 100.00	A2	1,762,340

2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2008F, 5.375%, 11/15/28	11/17 at 100.00	A2	2,014,740

1,285	Kansas Development Finance Authority, Hospital Revenue Bonds, Susan B. Allen Memorial Hospital, Series 2002Q, 5.375%, 12/15/16 – RAAI Insured	12/12 at 100.00	BBB–	1,292,800

2,850	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A, 5.750%, 9/01/37	9/17 at 100.00	N/R	2,617,497

	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006:
2,500	5.125%, 7/01/26	7/16 at 100.00	A3	2,506,125
500	5.125%, 7/01/36	7/16 at 100.00	A3	467,985

1,075	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Health Center, Series 2001, 5.000%, 8/15/15 – FSA Insured	8/11 at 100.00	AAA	1,102,821

3,000	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006A, 5.150%, 9/01/31	9/14 at 100.00	N/R	2,519,340

100	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 – NPFG Insured	1/10 at 100.00	A	100,082

750	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006, 4.625%, 10/01/31	4/16 at 100.00	A1	706,275
32,800	Total Health Care			32,173,762

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 2.1%

	Wichita, Kansas, Multifamily Housing Revenue Refunding Bonds, Shores Apartments, Series 1994XI-A:
$1,500	6.700%, 4/01/19 – RAAI Insured	4/10 at 101.00	N/R	$1,442,580
2,000	6.800%, 4/01/24 – RAAI Insured	4/10 at 101.00	N/R	1,862,440
3,500	Total Housing/Multifamily			3,305,020
	Housing/Single Family – 13.6%

90	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2001A, 6.300%, 12/01/32 (Alternative Minimum Tax)	12/10 at 105.00	Aaa	91,611

3,135	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2002B-1, 5.950%, 12/01/33 (Alternative Minimum Tax)	12/12 at 105.00	Aaa	3,261,278

2,225	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2005A, 5.550%, 6/01/37 (Alternative Minimum Tax)	6/15 at 105.00	Aaa	2,313,444

125	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	135,956

3,855	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006A1, 5.500%, 12/01/38 (Alternative Minimum Tax)	12/16 at 104.00	Aaa	4,025,545

3,630	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006A6, 5.550%, 6/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	3,772,151

2,925	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006B1, 5.300%, 12/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	3,053,466

4,215	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2007B4, 5.550%, 12/01/38 (Alternative Minimum Tax)	12/16 at 104.00	Aaa	4,460,945
20,200	Total Housing/Single Family			21,114,396
	Industrials – 1.2%

1,025	Wichita Airport Authority, Kansas, Special Facilities Revenue Bonds, Cessna Citation Service Center, Series 2002A, 6.250%, 6/15/32 (Alternative Minimum Tax)	6/12 at 101.00	BBB–	837,630

1,000	Wichita, Kansas, Industrial Revenue Bonds, NMF America Inc. Series 2000-II, 5.800%, 8/01/15 (Alternative Minimum Tax)	2/10 at 100.00	AA	1,001,670
2,025	Total Industrials			1,839,300
	Long-Term Care – 2.3%

1,980	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/14 at 103.00	N/R	1,423,224

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Aberdeen Village Inc, Refunding Series 2005A, 5.600%, 5/15/28	5/10 at 100.00	N/R	1,610,820

500	Sedgwick County, Kansas, Healthcare Facilities Revenue Bonds, Catholic Care Center Inc., Series 2001, 5.750%, 11/15/23	5/10 at 100.00	A	500,430
4,480	Total Long-Term Care			3,534,474
	Materials – 2.4%

3,700	Ford County, Kansas, Sewage and Solid Waste Disposal Revenue Bonds, Excel Corporation/Cargill Inc. Project, Series 1998, 5.400%, 6/01/28 (Alternative Minimum Tax)	12/09 at 101.00	A	3,705,994

22	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General – 10.8%

$2,500	Butler and Sedgwick Counties Unified School District 385, Andover, Kansas, General Obligation Refunding and Improvement Bonds, Series 2000, 6.000%, 9/01/16 – FSA Insured	No Opt. Call	AAA	$3,015,125

2,000	Butler County Unified School District 402, Kansas, General Obligation Bonds, Series 2008A, 5.125%, 9/01/32 – AGC Insured	9/18 at 100.00	Aa3	2,080,660

65	Cowley County Unified School District 465, Winfield, Kansas, General Obligation Bonds, Series 2003, 5.250%, 10/01/23 – MBIA Insured	10/13 at 100.00	AA	70,468

1,500	Douglas County Unified School District 497, Kansas, General Obligation Bonds, Series 2006A, 5.000%, 9/01/25 – NPFG Insured	9/16 at 100.00	Aa3	1,612,530

2,000	Finney County Unified School District 457, Garden City, Kansas, General Obligation Bonds, Series 2009A, 5.250%, 9/01/24 – AGC Insured	9/19 at 100.00	AAA	2,200,120

1,100	Montgomery County Unified School District 445, Coffeyville, Kansas, General Obligation Bonds, Series 2002, 5.000%, 4/01/22 – FGIC Insured	4/12 at 100.00	A	1,122,220

	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A:
1,000	5.500%, 7/01/20 – NPFG Insured	No Opt. Call	A	1,052,010
330	5.375%, 7/01/28	7/11 at 100.00	BBB–	321,473

1,250	Sedgwick County Unified School District 259, Wichita, Kansas, General Obligation Bonds, Series 2000, 3.500%, 9/01/16	9/10 at 100.00	AA	1,261,150

1,500	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Series 2008, 5.000%, 9/01/23 – AGC Insured	9/18 at 100.00	AAA	1,632,885

2,085	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Series 2008B, 5.500%, 9/01/28	9/18 at 100.00	AA–	2,350,838
15,330	Total Tax Obligation/General			16,719,479
	Tax Obligation/Limited – 17.2%

3,000	Butler County Public Building Commission, Kansas, Improvement Revenue Bonds, Public Facilities Projects, Series 2000, 5.550%, 10/01/21 – MBIA Insured	10/10 at 100.00	A2	3,113,580

1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB–	1,020,580

1,000	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/20	3/14 at 100.00	AAA	1,078,550

3,000	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 – AMBAC Insured	4/13 at 102.00	AA	3,150,060

1,180	Kansas Development Finance Authority, K-State Olathe Innovation Campus Inc., Johnson County Sales Tax Revenue Bonds, Series 2009L, 5.000%, 9/01/39	9/19 at 100.00	AA	1,201,806

500	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Parking Facility Project, Series 2002C, 5.000%, 10/01/21 – FSA Insured	10/12 at 100.00	AAA	541,290

1,140	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Project, Series 2004G-1, 5.125%, 4/01/21 – NPFG Insured	4/14 at 100.00	AA	1,244,310

3,900	Kansas Development Finance Authority, Revenue Bonds, Department of Administration, Comprehensive Transportation Program, Series 2006A, 5.000%, 11/01/23 – FGIC Insured	11/16 at 100.00	AA	4,178,616

1,000	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2001W, 5.000%, 10/01/17 – NPFG Insured	10/11 at 100.00	AA	1,034,340

1,155	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2004A, 5.000%, 4/01/22 – FGIC Insured	4/14 at 101.00	AA	1,217,220

5,000	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BBB–	4,521,450

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%, 10/01/19	10/10 at 101.00	BBB+		$2,047,860

2,250	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Redevelopment Project Area B, Series 2005, 5.000%, 12/01/20	12/15 at 100.00	N/R		2,282,603
26,125	Total Tax Obligation/Limited				26,632,265
	U.S. Guaranteed – 2.0% (4)

1,800	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2001A, 7.375%, 1/01/32 (Pre-refunded 1/01/11)	1/11 at 101.00	AAA		1,951,038

1,010	Wichita, Kansas, Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985-XXV, 7.200%, 10/01/15 (ETM)	2/10 at 100.00	A+	(4)	1,189,659
2,810	Total U.S. Guaranteed				3,140,697
	Utilities – 6.2%

1,225	Virgin Islands Water and Power Authority, Electric System Revenue Refunding Bonds, Series 1998, 5.300%, 7/01/18	1/10 at 100.50	N/R		1,213,301

1,000	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2004B, 5.000%, 9/01/24 – FSA Insured	9/14 at 100.00	AAA		1,045,340

	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2009A:
3,000	5.000%, 9/01/29 – BHAC Insured	3/19 at 100.00	AAA		3,172,800
3,000	5.250%, 9/01/34 – BHAC Insured	3/19 at 100.00	AAA		3,131,580

1,000	Wynadotte County-Kansas City Unified Government, Kansas, Industrial Revenue Bonds, Board of Public Utilities Office Building Complex, Series 2001, 5.000%, 5/01/21 – NPFG Insured	5/11 at 100.00	A		1,035,610
9,225	Total Utilities				9,598,631
	Water and Sewer – 11.9%

2,300	Kansas Development Finance Authority, Water Pollution Control Revolving Fund Leveraged Bonds, Series 2002-II, 5.000%, 11/01/23	11/12 at 100.00	AAA		2,470,614

5,000	Kansas Development Finance Authority, Water Pollution Control Revolving Fund, State Match Program, Series 2008-CW, 5.000%, 11/01/24	1/13 at 100.00	AAA		5,258,850

5,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA–		5,100,950

5,500	Wichita, Kansas, Water and Sewerage Utility Revenue Bonds, Series 2003, 5.000%, 10/01/22 – FGIC Insured	10/13 at 100.00	A1		5,644,264
17,800	Total Water and Sewer				18,474,678
$141,870	Total Investments (cost $139,627,334) – 93.0%				144,234,136
	Other Assets Less Liabilities – 7.0%				10,796,706
	Net Assets – 100%				$155,030,842

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

24	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.2%

$5,170	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$4,921,892
	Education and Civic Organizations – 5.2%

4,015	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 1999, 5.500%, 3/01/29	3/10 at 101.00	N/R	3,621,932

1,000	Campbellsville, Kentucky, Revenue Bonds, Campbellsville University, Series 2005, 5.700%, 3/01/34	3/15 at 100.00	N/R	882,990

5,660	Columbia, Kentucky, Educational Development Revenue Bonds, Lindsey Wilson College Project, Series 2001, 6.250%, 4/01/21	4/11 at 101.00	BBB–	5,674,546

1,000	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2005, 5.000%, 10/01/16 – FGIC Insured	10/15 at 100.00	AA–	1,118,800

	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2007A:
1,645	5.000%, 10/01/20 – AMBAC Insured	10/17 at 100.00	AA–	1,790,994
2,675	5.000%, 10/01/21 – AMBAC Insured	10/17 at 100.00	AA–	2,884,640
4,435	5.000%, 10/01/22 – AMBAC Insured	10/17 at 100.00	AA–	4,753,699

1,500	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa2	1,509,750
21,930	Total Education and Civic Organizations			22,237,351
	Energy – 0.2%

1,000	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	BBB	999,500
	Health Care – 13.5%

3,000	Christian County, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 2006A, 5.500%, 2/01/36 – AGC Insured	2/18 at 100.00	AAA	3,023,310

8,880	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	A	2,661,602

6,925	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System, Series 2009A, 5.625%, 8/15/27	8/19 at 100.00	Aa3	7,439,389

5,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Series 2009, 5.500%, 5/01/39 (WI/DD, Settling 12/09/09)	5/19 at 100.00	AA–	5,021,650

9,500	Kentucky Economic Development Finance Authority, Hospital Revenue Refunding Bonds, Pikeville, United Methodist Hospital of Kentucky Inc. Project, Series 1997, 5.700%, 2/01/28 – CONNIE LEE/AMBA Insured	2/10 at 100.00	N/R	9,501,995

	Kentucky Economic Development Finance Authority, Hospital System Revenue Refunding and Improvement Bonds, Appalachian Regional Healthcare Inc., Series 1997:
3,500	5.850%, 10/01/17	4/10 at 100.00	BB–	3,244,255
1,500	5.875%, 10/01/22	4/10 at 100.00	BB–	1,294,140

7,000	Murray Hospital Facilities, Kentucky, Revenue Bonds, Murray-Calloway County Public Hospital, Series 2007, 5.125%, 8/01/37	8/17 at 100.00	Baa2	5,740,070

2,195	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,002,235

16,535	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2002A, 5.625%, 11/15/30	11/12 at 100.00	A–	16,648,430

1,000	Warren County, Kentucky, Hospital Facilities Revenue Bonds, Community Hospital, Series 2007A, 5.000%, 8/01/29	8/17 at 100.00	BBB+	942,580
65,035	Total Health Care			57,519,656

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily – 0.6%

$3,055	Henderson, Kentucky, Senior Tax-Exempt Residential Facilities Revenue Bonds, Pleasant Pointe Project, Series 1999A, 6.125%, 5/01/29	5/10 at 101.00	N/R	$2,628,736
	Housing/Single Family – 3.3%

70	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1998F, 5.000%, 7/01/18 (Alternative Minimum Tax)	1/10 at 100.50	AAA	70,998

4,505	Kentucky Housing Corporation, Housing Revenue Bonds, Series 1999A, 5.200%, 1/01/31	4/10 at 100.50	AAA	4,516,758

2,415	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2004F, 3.900%, 7/01/31 (Alternative Minimum Tax)	1/14 at 100.00	AAA	2,407,948

1,120	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2007E, 5.750%, 7/01/39	1/19 at 100.00	AAA	1,170,702

675	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2007K, 5.000%, 7/01/34	1/17 at 100.00	AAA	668,372

150	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2008E, 5.450%, 7/01/38	1/18 at 100.00	AAA	153,936

5,000	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2009B, 5.150%, 7/01/39	1/19 at 100.00	AAA	5,083,200
13,935	Total Housing/Single Family			14,071,914
	Long-Term Care – 0.5%

2,000	Kentucky Economic Development Finance Authority, Multifamily Housing Revenue Bonds, Christian Care Communities Projects, Series 2005, 5.250%, 11/20/25	11/15 at 103.00	AAA	2,099,160
	Materials – 0.6%

2,820	Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26 (Alternative Minimum Tax)	4/10 at 100.00	BBB	2,412,002
	Tax Obligation/General – 3.5%

	Bowling Green, Kentucky, General Obligation and Special Revenue Bonds, Series 2002B:
1,230	5.000%, 6/01/24	6/12 at 100.00	Aa3	1,295,916
1,700	5.000%, 6/01/25	6/12 at 100.00	Aa3	1,776,041

	Crittenden County, Kentucky, General Obligation Bonds, Series 2007:
1,085	6.000%, 12/01/27	12/17 at 100.00	N/R	1,086,356
1,605	6.250%, 12/01/32	12/17 at 100.00	N/R	1,605,995
2,190	6.500%, 12/01/37	12/17 at 100.00	N/R	2,176,028

	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2004A-B:
1,195	5.000%, 11/01/16 – AMBAC Insured	11/14 at 100.00	AA+	1,340,396
1,000	5.000%, 11/01/17 – AMBAC Insured	11/14 at 100.00	AA+	1,146,090

1,175	Louisville, Kentucky, General Obligation Bonds, Series 2001A, 5.000%, 11/01/21	11/11 at 101.00	AA+	1,260,857

3,000	Louisville, Kentucky, General Obligation Bonds, Series 2002A, 5.000%, 10/01/23 – FGIC Insured	10/12 at 100.00	AA+	3,184,200
14,180	Total Tax Obligation/General			14,871,879
	Tax Obligation/Limited – 27.2%

1,305	Ballard County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004, 5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	Aa3	1,379,150

	Boone County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004B:
1,460	5.000%, 5/01/20 – FSA Insured	5/14 at 100.00	Aa3	1,543,089
2,580	5.000%, 5/01/21 – FSA Insured	5/14 at 100.00	Aa3	2,709,077

1,465	Boone County, Kentucky, Public Properties Corporation, First Mortgage Bonds, AOC Judicial Facility, Series 2001, 5.125%, 9/01/22	9/12 at 101.00	Aa3	1,574,216

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/Limited (continued)

	Butler County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004C:
$1,220	5.000%, 6/01/20	6/14 at 100.00	Aa3	$1,302,326
1,255	5.000%, 6/01/22	6/14 at 100.00	Aa3	1,325,569

	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
2,115	5.000%, 6/01/17 – NPFG Insured	6/14 at 100.00	Aa3	2,319,478
3,510	5.000%, 6/01/18 – NPFG Insured	6/14 at 100.00	Aa3	3,799,926
3,690	5.000%, 6/01/19 – NPFG Insured	6/14 at 100.00	Aa3	3,963,097

	Kentucky Area Development Districts Financing Trust, Ewing, Lease Acquisition Program Revenue Bonds, Series 2000C:
750	5.850%, 6/01/20	6/10 at 102.00	AA	770,768
1,000	6.000%, 6/01/30	6/10 at 102.00	AA	1,019,960

2,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005, 5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	Aa3	2,078,720

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008A-1:
1,525	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AAA	1,666,337
2,955	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AAA	3,213,090
3,865	6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AAA	4,143,860
3,790	6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	AAA	4,056,664

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2:
35	0.000%, 12/01/15 – AGC Insured	No Opt. Call	AAA	28,036
50	0.000%, 12/01/16 – AGC Insured	No Opt. Call	AAA	37,703
3,505	0.000%, 12/01/22 – AGC Insured	No Opt. Call	AAA	1,810,157
3,750	0.000%, 12/01/23 – AGC Insured	No Opt. Call	AAA	1,805,625

5,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Tender Option Bonds Trust 11810-1, 16.153%, 12/01/28 – AGC Insured (IF)	6/18 at 100.00	AAA	6,853,600

2,365	Kentucky Local Correctional Facilities Authority, Multi-County Lease Revenue Bonds, Series 2004, 5.250%, 11/01/14 – NPFG Insured	No Opt. Call	A	2,669,849

1,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 81, Series 2003, 5.000%, 11/01/19 – AMBAC Insured	11/13 at 100.00	A+	1,072,490

2,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 84, Series 2005, 5.000%, 8/01/18 – NPFG Insured	No Opt. Call	Aa3	2,268,480

5,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/15 – FSA Insured	No Opt. Call	AAA	5,720,750

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009:
2,500	5.250%, 2/01/28 – AGC Insured	2/19 at 100.00	AAA	2,701,875
2,500	5.250%, 2/01/29 – AGC Insured	2/19 at 100.00	AAA	2,688,075

3,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 96, Series 2009A, 5.000%, 11/01/29	11/19 at 100.00	Aa3	3,155,640

	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2006B:
5,095	5.000%, 7/01/15 – AMBAC Insured	No Opt. Call	AA+	5,849,620
5,000	5.000%, 7/01/24 – AMBAC Insured	7/16 at 100.00	AA+	5,325,550

25	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2008A, 5.000%, 7/01/28	7/18 at 100.00	AA+	26,428

2,820	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2009A, 5.000%, 7/01/29	7/19 at 100.00	AA+	2,969,122

4,000	Kentucky Turnpike Authority, Economic Development Road Revenue Refunding Bonds, Revitalization Project, Series 2001B, 5.150%, 7/01/19 – FSA Insured	7/11 at 100.00	AAA	4,209,520

2,060	Laurel County, Kentucky, School District Finance Corporation, School Building Revenue Bonds, Series 2007, 5.000%, 6/01/27 – FSA Insured	6/17 at 100.00	Aa3	2,163,762

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

	Letcher County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
$1,430	5.000%, 6/01/18 – FSA Insured	6/14 at 100.00	Aa3		$1,530,887
1,585	5.000%, 6/01/20 – FSA Insured	6/14 at 100.00	Aa3		1,675,868

1,695	Louisville and Jefferson County Visitors and Convention Commission, Kentucky, Dedicated Tax Revenue Bonds, Series 2004A, 5.000%, 12/01/15 – FSA Insured	6/14 at 101.00	AAA		1,899,180

5,100	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001A, 5.125%, 4/01/21	4/11 at 101.00	Aa3		5,269,269

	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,230	5.000%, 5/01/18 – NPFG Insured	5/14 at 100.00	Aa3		1,338,892
1,635	5.000%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3		1,763,675
1,715	5.000%, 5/01/21 – NPFG Insured	5/14 at 100.00	Aa3		1,840,572

1,360	Owen County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2001, 5.000%, 4/01/21	4/11 at 101.00	Aa3		1,431,522

500	Pendleton County, Kentucky, Leasing Trust Revenue Bonds, Kentucky Association of Counties, Series 1993A, 6.400%, 3/01/19	No Opt. Call	A		601,710

2,520	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 1998A, 5.500%, 7/01/14 – AMBAC Insured	No Opt. Call	BBB		2,704,792

11,600	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/34	No Opt. Call	A+		2,394,124

1,360	Shelby County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 5/01/21 – NPFG Insured	5/14 at 100.00	Aa3		1,436,772

2,185	Spencer County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 7/01/21 – FSA Insured	7/14 at 100.00	Aa3		2,295,648

1,010	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%, 10/01/21 – FSA Insured	10/14 at 100.00	AAA		1,042,088
119,115	Total Tax Obligation/Limited				115,446,608
	Transportation – 5.4%

	Guam International Airport Authority, Revenue Bonds, Series 2003C:
5,000	5.250%, 10/01/22 – NPFG Insured (Alternative Minimum Tax)	10/10 at 100.00	A		5,003,750
2,195	5.000%, 10/01/23 – NPFG Insured (Alternative Minimum Tax)	10/13 at 100.00	A		2,143,461

5,090	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2003B, 5.000%, 3/01/23 – NPFG Insured (Alternative Minimum Tax)	3/13 at 100.00	A		4,959,696

2,980	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2007B, 5.000%, 3/01/13 – SYNCORA GTY Insured (Alternative Minimum Tax)	No Opt. Call	A		3,111,567

1,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.250%, 7/01/22 – FSA Insured (Alternative Minimum Tax)	7/13 at 100.00	AAA		1,014,950

7,285	Louisville and Jefferson County Regional Airport Authority, Kentucky, Special Facilities Revenue Bonds, Airis Louisville LLC Project, Series 1999A, 5.500%, 3/01/19 (Alternative Minimum Tax)	3/10 at 100.00	Baa3		6,740,592
23,550	Total Transportation				22,974,016
	U.S. Guaranteed – 8.2% (4)

1,875	Bell County Public Properties Corporation, Kentucky, First Mortgage Revenue Bonds, Judicial Center Project, Series 2000, 5.850%, 9/01/28 (Pre-refunded 3/01/11) – AMBAC Insured	3/11 at 102.00	A	(4)	2,040,094

	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000:
1,665	5.500%, 6/01/18 (Pre-refunded 6/01/10)	6/10 at 101.00	AA	(4)	1,725,573
2,795	5.500%, 6/01/20 (Pre-refunded 6/01/10)	6/10 at 101.00	AA	(4)	2,896,682

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$1,500	Kentucky Economic Development Finance Authority, College Revenue Refunding and Improvement Bonds, Centre College Project, Series 2002, 5.000%, 4/01/32 (Pre-refunded 10/01/12) – FSA Insured	10/12 at 100.00	AAA		$1,667,565

1,000	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.250%, 9/01/21 (Pre-refunded 9/01/11)	9/11 at 100.00	Aa2	(4)	1,081,960

400	Kentucky State Property and Buildings Commission, Agency Fund Revenue Bonds, Project 66A, Series 2000, 5.750%, 5/01/20 (Pre-refunded 5/01/10) – MBIA Insured	5/10 at 100.00	Aa3	(4)	409,172

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005:
2,795	5.000%, 8/01/22 (Pre-refunded 8/01/15) – FSA Insured	8/15 at 100.00	AAA		3,282,504
5,085	5.000%, 8/01/25 (Pre-refunded 8/01/15) – FSA Insured	8/15 at 100.00	AAA		5,971,926

5,000	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 79, Series 2003, 5.000%, 10/01/22 (Pre-refunded 10/01/13) – MBIA Insured	10/13 at 100.00	Aa3	(4)	5,719,300

650	Magoffin County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2000, 5.750%, 6/01/20 (Pre-refunded 6/01/10)	6/10 at 101.00	Aa3	(4)	674,460

410	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%, 7/01/32 (Pre-refunded 7/01/12) – FSA Insured	7/12 at 100.00	AAA		454,711

	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
245	6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AAA		305,035
2,755	6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AAA		3,430,085

2,600	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2000, 5.750%, 7/01/26 (Pre-refunded 7/01/10) – NPFG Insured	7/10 at 100.00	A	(4)	2,682,680

2,720	Russell, Kentucky, Health System Revenue Bonds, Franciscan Health Partnership Inc. – Our Lady of Bellefonte Hospital, Series 1997, 5.500%, 7/01/15 (Pre-refunded 1/01/10)	1/10 at 100.00	Baa2	(4)	2,732,022
31,495	Total U.S. Guaranteed				35,073,769
	Utilities – 15.4%

1,175	Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds, Dayton Power & Light Company, Series 2005A, 4.700%, 1/01/28 – FGIC Insured	7/15 at 100.00	Aa3		1,162,251

	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Series 2007A:
4,000	5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A		3,981,840
4,600	5.250%, 9/01/42 – NPFG Insured	9/17 at 100.00	A		4,492,038
1,535	5.250%, 9/01/42 – MBIA Insured	9/17 at 100.00	AAA		1,571,180

	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
7,100	0.000%, 1/01/11 – AMBAC Insured	No Opt. Call	A2		6,933,292
6,475	0.000%, 1/01/12 – AMBAC Insured	No Opt. Call	A2		6,154,293
5,810	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	A2		4,843,390
7,900	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A2		5,880,444
13,300	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	A2		9,295,237

	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A:
2,945	5.000%, 10/01/20 – AGC Insured	4/19 at 100.00	Aa3		3,282,909
8,525	5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	Aa3		8,758,670

2,975	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	A		3,086,265

3,990	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 – FGIC Insured	7/15 at 100.00	A		4,009,112

1,895	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005SS, 5.000%, 7/01/17 – NPFG Insured	7/15 at 100.00	A		1,991,474
72,225	Total Utilities				65,442,395

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Water and Sewer – 14.7%

	Campbell & Kenton Counties Sanitation District 1, Kentucky, Revenue Bonds, Series 2007:
$100	5.000%, 8/01/21 – NPFG Insured	8/17 at 100.00	AA	$109,719
3,795	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA	4,092,186

1,000	Kentucky Rural Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	2/11 at 102.00	AA–	1,032,110

	Louisville and Jefferson County Metropolitan Government Board of Water Works, Kentucky, Water System Revenue Bonds, Series 2006:
2,565	5.000%, 11/15/27	11/16 at 100.00	AAA	2,716,207
4,990	5.000%, 11/15/29	11/16 at 100.00	AAA	5,225,528

9,660	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 1998A, 5.000%, 5/15/30 – FGIC Insured	5/10 at 100.00	AA–	9,682,991

16,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2001A, 5.500%, 5/15/34 – NPFG Insured	11/11 at 101.00	AA–	16,691,519

	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2004A:
7,365	5.250%, 5/15/37 – FGIC Insured	5/14 at 101.00	AA–	7,522,390
750	5.000%, 5/15/38 – FGIC Insured	5/14 at 101.00	AA–	752,445

2,000	Northern Kentucky Water District, Revenue Bonds, Series 2009, 6.500%, 2/01/33 – FSA Insured	8/18 at 100.00	Aa3	2,217,700

7,225	Northern Kentucky Water District, Revenue Refunding Bonds, Series 2002A, 5.000%, 2/01/27 – FGIC Insured	2/12 at 100.00	A2	7,316,324

2,740	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009A, 6.250%, 6/01/39	6/19 at 100.00	BBB+	2,894,673

2,000	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009B, 5.625%, 9/01/39	9/19 at 100.00	BBB+	2,036,620
60,190	Total Water and Sewer			62,290,412
$435,700	Total Investments (cost $412,301,402) – 99.5%			422,989,290
	Other Assets Less Liabilities – 0.5%			1,970,658
	Net Assets – 100%			$424,959,948

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.
(ETM)	Escrowed to maturity.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

30	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.4%

$2,450	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	Baa3	$2,223,424

785	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	747,328
3,235	Total Consumer Staples			2,970,752
	Education and Civic Organizations – 1.4%

	Michigan Technological University, General Revenue Bonds, Series 2004A:
1,230	5.000%, 10/01/24 – NPFG Insured	10/13 at 100.00	A1	1,238,450
1,740	5.000%, 10/01/29 – NPFG Insured	10/13 at 100.00	A1	1,758,026
2,970	Total Education and Civic Organizations			2,996,476
	Health Care – 10.8%

1,500	City of Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William Beaumont Hospital Obligated Group, Series 2009W, 6.000%, 8/01/39 (WI/DD, Settling 12/15/09)	8/19 at 100.00	A1	1,463,340

3,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A1	3,133,152

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Community Hospital, Series 1996, 6.250%, 10/01/27	4/10 at 100.00	BBB–	999,980

3,350	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Oakwood Obligated Group, Series 2002A, 5.750%, 4/01/32	4/13 at 100.00	A	3,223,471

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, MidMichigan Obligated Group, Series 2009A, 5.875%, 6/01/39 – AGC Insured	6/19 at 100.00	AAA	1,032,400

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Crittenton Hospital, Series 2002A, 5.625%, 3/01/27	3/12 at 101.00	A	998,260

	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A:
1,000	5.000%, 5/15/12	No Opt. Call	Baa3	1,026,950
1,400	5.000%, 5/15/26	5/15 at 100.00	Baa3	1,208,704

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36 – NPFG Insured	5/15 at 100.00	A+	1,785,640

	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center Obligated Group, Series 1993A:
105	6.250%, 8/15/13	2/10 at 100.00	BB–	104,995
3,885	6.500%, 8/15/18	2/10 at 100.00	BB–	3,796,383

1,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	1,159,460

	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Series 2001M:
1,060	5.250%, 11/15/31 – NPFG Insured	11/11 at 100.00	A1	969,677
2,010	5.250%, 11/15/35 – NPFG Insured	11/11 at 100.00	A1	1,783,955
23,610	Total Health Care			22,686,367
	Housing/Multifamily – 3.2%

1,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – FSA Insured (Alternative Minimum Tax)	7/15 at 100.00	AAA	1,212,420

2,175	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A, 5.700%, 10/01/39	10/18 at 100.00	AA	2,238,662

4,460	Michigan Housing Development Authority, Section 8 Assisted Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14	No Opt. Call	AA	3,222,528
7,835	Total Housing/Multifamily			6,673,610
	Industrials – 0.9%

2,000	Michigan Strategic Fund, Solid Waste Disposal Limited Obligation Revenue Bonds, Waste Management Inc., Series 2004, 4.500%, 12/01/13 (Alternative Minimum Tax)	No Opt. Call	BBB	2,024,840

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Materials – 0.8%

$1,750	Dickinson County Economic Development Corporation, Michigan, Pollution Control Revenue Bonds, International Paper Company, Series 2004A, 4.800%, 11/01/18	11/14 at 100.00	BBB	$1,676,483
	Tax Obligation/General – 36.5%

660	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/23	5/18 at 100.00	AA+	705,302

800	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38	5/18 at 100.00	AA+	826,328

1,435	Bay City, Michigan, General Obligation Bonds, Series 2008B, 5.500%, 4/01/28 – FSA Insured	4/18 at 100.00	AAA	1,562,873

1,020	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2003, 5.250%, 5/01/22	5/13 at 100.00	AA–	1,096,194

	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2005:
1,000	5.000%, 5/01/23 – NPFG Insured	5/15 at 100.00	AA–	1,040,350
2,085	5.000%, 5/01/24 – NPFG Insured	5/15 at 100.00	AA–	2,163,292
1,000	5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	AA–	1,033,830

2,013	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Tender Option Bond Trust 2008-1096, 7.914%, 5/01/32 – NPFG Insured (IF)	5/17 at 100.00	AA–	1,890,247

1,000	Charter County of Wayne, Michigan, General Obligation Limited Tax Building Improvement Bonds, Series 2009, 6.750%, 11/01/39	12/19 at 100.00	A	1,037,680

1,850	Chippewa Valley Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 – NPFG Insured	5/15 at 100.00	AA–	1,919,468

	Detroit-Wayne County Stadium Authority, Michigan, Limited Tax General Obligation Building Authority Stadium Bonds, Series 1997:
500	5.500%, 2/01/17 – FGIC Insured	2/10 at 100.00	A	500,590
11,000	5.250%, 2/01/27 – FGIC Insured	2/10 at 100.00	A	11,002,638

1,245	Edwardsburg Public School, Cass County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/24 – FSA Insured	5/14 at 100.00	AAA	1,298,162

5,850	Hartland Consolidated School District, Livingston County, Michigan, General Obligation Refunding Bonds, Series 2001, 5.125%, 5/01/29	5/11 at 100.00	AA–	5,885,919

50	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006, 5.125%, 5/01/32 – NPFG Insured	5/16 at 100.00	AA–	50,721

1,675	Hopkins Public Schools, Allegan County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/25 – NPFG Insured	5/17 at 100.00	AA–	1,749,504

2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/24	11/13 at 100.00	AA–	2,083,620

1,000	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/22 – FSA Insured	5/14 at 100.00	AAA	1,055,200

1,215	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – FSA Insured	5/16 at 100.00	AAA	1,284,352

1,300	Lansing Community College, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/20 – NPFG Insured	5/13 at 100.00	AA	1,401,959

840	Lowell Area Schools, Counties of Ionia and Kent, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 – FSA Insured	5/17 at 100.00	AAA	841,000

3,250	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2003A, 5.250%, 5/01/21	5/13 at 100.00	AA–	3,387,378

350	Michigan, General Obligation Bonds, Environmental Protection Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	AA–	377,734

140	Oakland County Building Authority, Michigan, General Obligation Bonds, Refunding Series 2006, 5.000%, 6/01/27	6/13 at 100.00	AAA	145,671

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007:
$500	5.000%, 5/01/27 – FSA Insured	5/17 at 100.00	AAA	$529,175
820	5.000%, 5/01/36 – FSA Insured	5/17 at 100.00	AAA	834,711

1,370	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 – NPFG Insured	5/15 at 100.00	AA–	1,443,144

	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993:
1,000	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	A1	767,470
1,020	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	A1	740,306

4,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%, 8/01/30 – NPFG Insured	8/17 at 100.00	Aa1	4,157,200

1,075	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option Bond Trust 2836, 11.046%, 5/01/36 – FSA Insured (IF)	5/17 at 100.00	AAA	953,299

150	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 – AGC Insured	12/19 at 100.00	AAA	153,000

500	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School Building and Site, Series 2005, 5.000%, 5/01/30 – NPFG Insured	5/15 at 100.00	AA–	507,325

1,400	South Redford School District, Wayne County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/21 – FGIC Insured	11/14 at 100.00	AA–	1,477,910

1,405	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 – NPFG Insured	5/17 at 100.00	AA–	1,417,069

1,530	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/34 – FSA Insured	5/18 at 100.00	AAA	1,538,293

1,350	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building and Site, Series 2008, 5.000%, 5/01/38 – FSA Insured	5/18 at 100.00	AAA	1,349,946

1,500	Wayland Union School District, Allegan County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/28 – FSA Insured	5/18 at 100.00	AAA	1,563,765

1,150	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – FSA Insured	11/14 at 100.00	AAA	1,312,944

1,915	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/20 – FSA Insured	5/15 at 100.00	AAA	2,061,498

3,270	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Refunding Bonds, Series 1992, 0.000%, 5/01/17 – FGIC Insured	No Opt. Call	A1	2,473,330

5,175	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	A1	5,937,847

3,170	Zeeland Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/22 – FGIC Insured	5/15 at 100.00	A	3,333,382
75,578	Total Tax Obligation/General			76,891,626
	Tax Obligation/Limited – 12.8%

645	Detroit, Michigan, Building Authority Revenue Bonds, District Court Madison Center, Series 1996A, 6.150%, 2/01/11	2/10 at 100.00	A	646,787

	Grand Rapids Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Series 1994:
3,985	0.000%, 6/01/17 – NPFG Insured	No Opt. Call	A	2,811,218
3,295	0.000%, 6/01/18 – NPFG Insured	No Opt. Call	A	2,169,461

3,375	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.125%, 5/01/14	No Opt. Call	N/R	3,455,831

	Michigan Building Authority, Revenue Bonds, Series 2006IA:
3,000	0.000%, 10/15/27 – FGIC Insured	10/16 at 58.27	AAA	1,117,410
1,500	0.000%, 10/15/28 – FGIC Insured	10/16 at 55.35	AAA	520,590
3,960	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	A+	3,807,025

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,230	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	6/17 at 100.00	N/R		$1,097,984

4,770	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.000%, 10/15/24	10/11 at 100.00	A+		4,846,511

4,400	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%, 10/15/30 – AMBAC Insured	10/15 at 100.00	A+		4,424,200

2,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II, 5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	A+		2,024,460
32,160	Total Tax Obligation/Limited				26,921,477
	Transportation – 0.8%

25	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series 2007, 5.000%, 1/01/32	1/17 at 100.00	AAA		25,583

1,535	Wayne County Airport Authority, Michigan, Revenue Refunding Bonds, Detroit Metropolitan Airport, Series 2007, 5.000%, 12/01/12 – FGIC Insured	No Opt. Call	A		1,647,469
1,560	Total Transportation				1,673,052
	U.S. Guaranteed – 11.2% (4)

1,000	Birmingham, Michigan, General Obligation Bonds, Series 2002, 5.000%, 10/01/21 (Pre-refunded 10/01/12)	10/12 at 100.50	AAA		1,120,170

250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site Improvement Bonds, Series 2001A, 5.125%, 5/01/31 (Pre-refunded 5/01/12) – FSA Insured	5/12 at 100.00	AAA		275,488

3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001A, 5.125%, 7/01/31 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	A+	(4)	3,214,200

2,505	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	A+	(4)	2,836,712

3,750	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%, 1/15/31 (Pre-refunded 7/15/11)	7/11 at 101.00	AA	(4)	4,080,975

1,000	Livonia Municipal Building Authority, Wayne County, Michigan, General Obligation Bonds, Series 2001, 5.000%, 5/01/27 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	AA	(4)	1,019,920

6,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	N/R	(4)	3,322,200

75	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12 (ETM)	No Opt. Call	A3	(4)	80,371

230	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2001I, 5.000%, 10/15/24 (Pre-refunded 10/15/11)	10/11 at 100.00	A+	(4)	248,839

3,000	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Henry Ford Health System, Series 2003A, 5.625%, 3/01/17 (Pre-refunded 3/01/13)	3/13 at 100.00	A1	(4)	3,439,080

1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005, 5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AAA		1,168,530

1,500	Michigan, Certificates of Participation, Series 2000, 5.500%, 6/01/20 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 100.00	A2	(4)	1,538,880

1,235	Rochester Community School District, Oakland and Macomb Counties, Michigan, General Obligation Bonds, Series 2000I, 5.750%, 5/01/19 (Pre-refunded 5/01/10) – FGIC Insured	5/10 at 100.00	AA–	(4)	1,262,997
24,545	Total U.S. Guaranteed				23,608,362
	Utilities – 6.1%

1,000	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2003A, 5.000%, 7/01/21 – FSA Insured	7/13 at 100.00	AAA		1,043,080

	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
175	5.000%, 7/01/28	7/18 at 100.00	AA–		183,327
2,130	5.000%, 7/01/32	7/18 at 100.00	AA–		2,174,624

34	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

$1,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2001A, 5.250%, 1/01/27 – AMBAC Insured	1/12 at 100.00	A2	$1,031,010

925	Michigan South Central Power Agency, Power Supply System Revenue Bonds, Series 2000, 6.000%, 5/01/12	No Opt. Call	A3	988,150

3,300	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 – SYNCORA GTY Insured (Alternative Minimum Tax)	9/11 at 100.00	A2	3,276,405

1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	A2	1,157,500

4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17 – NPFG Insured	No Opt. Call	A	3,031,520
13,530	Total Utilities			12,885,616
	Water and Sewer – 11.6%

2,495	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 – NPFG Insured	7/13 at 100.00	A+	2,486,866

4,455	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 0.000%, 7/01/19 – FGIC Insured	No Opt. Call	A+	2,894,324

4,000	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 – NPFG Insured	7/15 at 100.00	AA+	4,109,600

	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008:
145	5.000%, 1/01/28	1/18 at 100.00	AA+	153,388
3,500	5.000%, 1/01/38	1/18 at 100.00	AA+	3,558,030

2,000	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 – AGC Insured	1/19 at 100.00	AAA	2,049,600

1,625	Lansing, Michigan, Sewerage Disposal System Revenue Bonds, Series 2003, 5.000%, 5/01/21 – FGIC Insured	5/14 at 100.00	AA–	1,679,795

2,075	Michigan Municipal Bond Authority, Clean Water Revolving Fund Revenue Bonds, Series 2005, 5.000%, 10/01/19	10/15 at 100.00	AAA	2,270,009

4,055	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	10/14 at 100.00	AAA	4,268,820

1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/23	10/17 at 100.00	AAA	1,085,350
25,350	Total Water and Sewer			24,555,782
$214,123	Total Investments (cost $198,179,049) – 97.5%			205,564,443
	Other Assets Less Liabilities – 2.5%			5,215,010
	Net Assets – 100%			$210,779,453

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Discretionary – 1.0%

$3,225	St. Louis Industrial Development Authority, Missouri, Senior Lien Revenue Bonds, St. Louis Convention Center Headquarters Hotel, Series 2000A, 0.000%, 7/15/15 – AMBAC Insured	No Opt. Call	N/R	$2,322,774
	Consumer Staples – 5.1%

3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (Alternative Minimum Tax)	5/10 at 100.00	AA–	3,000,090

8,555	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA–	8,648,078
11,555	Total Consumer Staples			11,648,168
	Education and Civic Organizations – 3.6%

900	Missouri Health and Educational Facilities Authority, Revenue Bonds, Stephens College, Series 1999, 6.000%, 6/01/24	12/09 at 101.00	A1	905,652

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2001A, 5.500%, 6/15/16	No Opt. Call	AAA	1,207,740

1,360	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2001, 5.500%, 4/01/18 – NPFG Insured	4/11 at 100.00	A3	1,385,758

2,590	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2007A, 5.000%, 4/01/24 – SYNCORA GTY Insured	4/17 at 100.00	A	2,726,182

2,060	Southeast Missouri State University, System Facilities Revenue Refunding and Improvement Bonds, Series 2001, 5.000%, 4/01/26 – NPFG Insured	4/11 at 100.00	Baa1	2,065,665
7,910	Total Education and Civic Organizations			8,290,997
	Energy – 0.6%

500	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project – Hovensa LLC, Series 2004, 5.875%, 7/01/22	7/14 at 100.00	BBB	499,750

1,000	Virgin Islands, Senior Secured Revenue Bonds, Government Refinery Facilities – Hovensa LLC Coker, Series 2002, 6.500%, 7/01/21 (Alternative Minimum Tax)	1/13 at 100.00	BBB	1,017,200
1,500	Total Energy			1,516,950
	Health Care – 18.3%

2,150	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2009A, 5.750%, 6/01/39	6/19 at 100.00	A+	2,159,374

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,290	5.000%, 6/01/27	6/17 at 100.00	N/R	1,192,154
2,500	5.000%, 6/01/36	6/17 at 100.00	N/R	2,126,400

5,520	Cass County, Missouri, Hospital Revenue Bonds, Series 2007, 5.625%, 5/01/38	11/16 at 100.00	N/R	4,739,086

	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007:
1,250	5.000%, 12/01/32	12/17 at 100.00	N/R	909,938
3,995	5.000%, 12/01/37	12/17 at 100.00	N/R	2,756,190

1,250	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004, 5.500%, 2/15/29	2/15 at 102.00	BBB+	1,211,000

1,000	Missouri Health & Educational Facilities Authority, St. Luke’s Episcopal- Presbyterian Hospitals Revenue Bonds, Series 2001, 5.250%, 12/01/26 – FSA Insured	6/11 at 101.00	AAA	1,015,670

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2003, 5.125%, 5/15/25	5/13 at 100.00	AA	1,016,590

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2005A, 5.000%, 5/15/22	5/15 at 100.00	AA	1,027,350

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Capital Region Medical Center, Series 1998, 5.250%, 11/01/23	5/10 at 100.00	Baa1	$479,945

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Freeman Health System, Series 1998:
1,310	5.250%, 2/15/18	2/10 at 100.00	BBB+	1,310,052
1,300	5.250%, 2/15/28	2/10 at 100.00	BBB+	1,211,834

2,750	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2003, 5.700%, 2/15/34	2/14 at 100.00	BBB+	2,591,628

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,650	0.000%, 9/01/17 – MBIA Insured	No Opt. Call	A	1,228,623
2,955	0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A	1,661,419
3,915	0.000%, 9/01/22 – MBIA Insured	No Opt. Call	A	2,078,513

7,140	Missouri Health and Educational Facilities Authority, Revenue Refunding Bonds, CoxhHealth Systems Inc., Series 2008A, 5.500%, 11/15/39	11/18 at 100.00	A2	7,067,386

1,000	New Liberty Hospital District, Missouri, Revenue Bonds, Series 2001, 5.000%, 12/01/21 – AMBAC Insured	12/11 at 100.00	A+	1,004,660

1,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39	6/19 at 100.00	AA	998,470

	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue Bonds, Ranken-Jordan Project, Refunding Series 2007:
770	5.000%, 11/15/22	11/16 at 100.00	N/R	636,728
675	5.000%, 11/15/27	11/16 at 100.00	N/R	526,068
1,300	5.000%, 11/15/35	11/16 at 100.00	N/R	952,861

2,880	Taney County Industrial Development Authority, Missouri, Hospital Revenue Bonds, Skaggs Community Hospital Association, Series 1998, 5.400%, 5/15/28	5/10 at 100.00	BB	2,182,003
50,100	Total Health Care			42,083,942
	Housing/Multifamily – 3.5%

1,280	Clay County Industrial Development Authority, Missouri, GNMA Multifamily Housing Revenue Bonds, Oak Creek Apartments, Series 2002, 6.125%, 7/20/25 (Alternative Minimum Tax)	7/13 at 105.00	AAA	1,352,333

1,915	Jefferson County Industrial Development Authority, Missouri, Multifamily Housing Revenue Bonds, Lakewood Apartments Project, Series 2001B, 5.750%, 11/01/34 (Mandatory put 11/01/16) (Alternative Minimum Tax)	12/11 at 100.00	N/R	1,815,439

	Missouri Housing Development Commission, GNMA Collateralized Multifamily Housing Revenue Bonds, JB Hughes Apartments I and II, Series 2002G:
206	6.200%, 5/20/19	5/12 at 105.00	Aaa	224,670
975	6.300%, 5/20/37	5/12 at 105.00	Aaa	1,001,471

2,185	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Mansion Apartments II, Series 1999, 6.125%, 4/01/22 (Alternative Minimum Tax)	4/10 at 100.00	N/R	1,873,310

1,805	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Subordinate Lien Housing Revenue Refunding Bonds, Southfield and Oak Forest II Apartments, Series 2002A, 5.200%, 1/20/36	1/10 at 104.00	AAA	1,828,988
8,366	Total Housing/Multifamily			8,096,211
	Housing/Single Family – 2.8%

	Missouri Housing Development Commission, GNMA Single Family Remarketed Mortgage Revenue Bonds, Homeownership Loan Program, Series 1995B:
200	6.375%, 9/01/20 (Alternative Minimum Tax)	3/10 at 100.00	AAA	200,254
155	6.450%, 9/01/27 (Alternative Minimum Tax)	3/10 at 100.00	AAA	155,158

90	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 1998B-2, 6.400%, 3/01/29 (Alternative Minimum Tax)	3/10 at 103.00	AAA	93,071

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

$190	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000A-1, 6.300%, 9/01/25 (Alternative Minimum Tax)	3/10 at 100.00	AAA	$193,962

135	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2000B-1, 6.200%, 9/01/25 (Alternative Minimum Tax)	3/10 at 100.00	AAA	141,384

1,535	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)	9/14 at 100.00	AAA	1,602,878

1,765	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)	9/16 at 100.00	AAA	1,705,467

2,460	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007E-1, 5.200%, 9/01/38 (Alternative Minimum Tax)	No Opt. Call	AAA	2,434,441
6,530	Total Housing/Single Family			6,526,615
	Long-Term Care – 7.0%

2,250	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004, 5.500%, 2/01/35	2/14 at 100.00	N/R	2,013,638

1,500	Joplin, Missouri, Industrial Development Authority, Revenue Refunding Bonds, Christian Homes, Inc. Obligated Group, Series 2007F, 5.750%, 5/15/31	5/17 at 100.00	N/R	1,130,445

4,250	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.875%, 11/15/29	5/10 at 101.00	N/R	3,417,425

	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,500	5.125%, 8/15/26	8/17 at 100.00	N/R	1,375,920
2,525	5.125%, 8/15/32	8/17 at 100.00	N/R	2,155,441

1,285	Missouri Development Finance Board, Healthcare Facilities Revenue Bonds, Lutheran Home for the Aged, Series 2001A, 5.600%, 11/01/21	11/11 at 100.00	Aa2	1,304,288

2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A, 4.875%, 2/01/37	2/17 at 100.00	N/R	1,618,060

1,200	St. Louis County Industrial Development Authority, Missouri, GNMA Collateralized Healthcare Facilities Revenue Bonds, Mary, Queen and Mother Association, Series 2001, 5.400%, 9/20/34	3/10 at 102.00	AA+	1,207,380

2,000	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A, 5.500%, 9/01/28	9/17 at 100.00	N/R	1,821,080
18,510	Total Long-Term Care			16,043,677
	Materials – 0.4%

1,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Alternative Minimum Tax)	6/13 at 101.00	BBB–	862,400
	Tax Obligation/General – 13.9%

2,000	Cass County Reorganized School District R-II, Raymore and Peculiar, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 – FSA Insured	3/12 at 100.00	AAA	2,171,700

540	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2001C, 5.200%, 3/01/21	3/12 at 100.00	AA+	579,101

1,280	Clay County Public School District 53, Liberty, Missouri, General Obligation Bonds, Series 2002B, 5.000%, 3/01/22 – FSA Insured	3/12 at 100.00	AAA	1,349,478

1,000	Greene County Reorganized School District R8, Missouri, General Obligation Bonds, Series 2002, 5.250%, 3/01/20 – FSA Insured	3/12 at 100.00	AAA	1,085,850

1,450	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/21 – NPFG Insured	3/14 at 100.00	Aa2	1,565,696

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$2,000	Kansas City, Missouri, General Obligation Bonds, Series 2004F, 5.000%, 2/01/24	2/14 at 100.00	AA	$2,126,760

2,000	Miller County School District R-2, Osage, Missouri, General Obligation Bonds, Series 2006, 5.000%, 3/01/24 – FSA Insured	3/16 at 100.00	AAA	2,122,860

	Missouri School Boards Association, Lease Participation Certificates, Clay County School District 53 Liberty, Series 2007:
1,070	5.250%, 3/01/26 – FSA Insured	3/17 at 100.00	AAA	1,151,320
625	5.250%, 3/01/27 – FSA Insured	3/17 at 100.00	AAA	669,256

1,250	Nixa Reorganized School District R 02, Missouri, General Obligation Bonds, Series 2006, 5.250%, 3/01/24 – FSA Insured	3/16 at 100.00	AAA	1,376,400

1,240	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2007, 5.000%, 3/01/27	3/18 at 100.00	AA+	1,355,060

4,500	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Series 2005, 5.000%, 3/01/25	3/15 at 100.00	AA+	4,810,590

750	Polk County R-1 School District, Bolivar, Missouri, General Obligation Bonds, Missouri Direct Deposit Program, Series 2000, 5.700%, 3/01/20	3/10 at 100.00	AA+	759,255

	Springfield School District R12, Missouri, General Obligation Bonds, Series 2003:
2,875	5.125%, 3/01/20 – FGIC Insured	3/13 at 100.00	AA+	3,121,445
3,000	5.000%, 3/01/22 – FGIC Insured	3/13 at 100.00	AA+	3,217,620
1,250	5.000%, 3/01/23 – FGIC Insured	3/13 at 100.00	AA+	1,311,425

1,345	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2000, 6.500%, 3/01/14 – FGIC Insured	No Opt. Call	AA–	1,622,258

1,450	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/20 – FSA Insured	3/14 at 100.00	AAA	1,602,961
29,625	Total Tax Obligation/General			31,999,035
	Tax Obligation/Limited – 20.0%

1,290	Cape Girardeau County Building Corporation, Missouri, Leasehold Revenue Bonds, Reorganized School District R-02, Jackson R-II School District High School Project, Series 2005, 5.250%, 3/01/21 – NPFG Insured	3/16 at 100.00	A	1,389,962

1,875	Christian County Public Building Corporation, Missouri, Leasehold Revenue Bonds, Justice Center Project, Series 2000, 5.450%, 6/01/15 – RAAI Insured	6/10 at 100.00	N/R	1,889,363

420	Cottleville, Missouri, Certificates of Participation, Series 2006, 5.250%, 8/01/31	8/14 at 100.00	N/R	353,808

1,035	Dunklin County, Missouri, Certificates of Participation, Series 2004, 5.000%, 12/01/19 – FGIC Insured	12/14 at 100.00	A	1,059,116

1,200	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006, 4.500%, 4/01/21	4/14 at 100.00	N/R	1,168,740

1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	6/16 at 100.00	N/R	1,289,345

3,000	Harrisonville, Missouri, Lease Participation Certificates, Series 2003, 5.000%, 12/01/22 – SYNCORA GTY Insured	12/13 at 100.00	A+	3,066,960

2,525	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/14 at 102.00	N/R	2,094,210

500	Kansas City Tax Increment Financing District, Missouri, Tax Increment Revenue Bonds, Maincor Project, Series 2007A, 5.250%, 3/01/18	No Opt. Call	N/R	489,160

2,000	Lakeside 370 Levee District, Saint Charles County, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28	4/16 at 100.00	N/R	1,983,440

3,885	Missouri Association of Rural Education, Pulaski County, Certificates of Participation, Waynesville School District R-6, Series 2004, 5.100%, 3/01/24 – NPFG Insured	2/10 at 100.00	A	3,876,880

2,335	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28	3/16 at 100.00	A+	2,315,503

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$4,920	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 5.000%, 6/01/35	6/15 at 100.00	A		$4,328,075

450	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured	3/10 at 101.00	A		459,180

1,705	O’Fallon, Missouri, Certificates of Participation, Series 2002, 5.250%, 2/01/15 – NPFG Insured	2/12 at 100.00	A1		1,845,850

2,500	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	5/12 at 102.00	N/R		1,939,500

1,000	Pevely, Missouri, General Obligation Bonds, Series 2004, 5.250%, 3/01/24 – RAAI Insured	3/13 at 100.00	N/R		981,240

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21	No Opt. Call	BBB–		3,113,190

1,170	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20	5/15 at 100.00	A		1,187,012

1,945	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Exposition Center, Series 2002A, 5.000%, 6/01/27 – AMBAC Insured	6/12 at 100.00	A1		1,973,300

2,950	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured	6/10 at 100.00	N/R		2,967,907

2,500	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Series 2004, 5.000%, 3/01/24 – AMBAC Insured	3/14 at 100.00	Aa3		2,597,425

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
660	5.375%, 11/01/24	11/14 at 100.00	N/R		585,103
1,600	5.500%, 11/01/27	11/14 at 100.00	N/R		1,383,328

1,800	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.500%, 11/01/27	11/14 at 100.00	N/R		1,556,244
47,950	Total Tax Obligation/Limited				45,893,841
	Transportation – 4.3%

2,000	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)	4/11 at 101.00	A		1,980,680

	St. Louis Land Clearance Redevelopment Authority, Missouri, Revenue Refunding and Improvement Bonds, LCRA Parking Facilities, Series 1999C:
1,000	7.000%, 9/01/19	3/10 at 102.00	N/R		967,690
2,400	7.050%, 9/01/24	3/10 at 102.00	N/R		2,185,464

	St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A:
3,450	5.250%, 7/01/16 – FSA Insured	7/13 at 100.00	AAA		3,645,167
1,000	5.250%, 7/01/18 – FSA Insured	7/13 at 100.00	AAA		1,039,310
9,850	Total Transportation				9,818,311
	U.S. Guaranteed – 7.9% (4)

4,500	Cape Girardeau County, Missouri, Single Family Mortgage Revenue Bonds, Series 1983, 0.000%, 12/01/14 (ETM) (5)	No Opt. Call	Aaa		4,045,005

1,025	Excelsior Springs School District, Missouri, Leasehold Revenue Bonds, Series 1994, 0.000%, 3/01/14 – FSA Insured (ETM)	No Opt. Call	AAA		944,240

2,500	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2002, 6.125%, 10/01/21 (Pre-refunded 10/01/12)	10/12 at 100.00	N/R	(4)	2,832,875

525	Jefferson City School District, Missouri, General Obligation Bonds, Series 1991A, 6.700%, 3/01/11 (ETM)	No Opt. Call	Aa2	(4)	548,688

1,500	Lees Summit Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Knox Village, Series 2002, 5.700%, 8/15/22 (Pre-refunded 8/15/12)	8/12 at 101.00	N/R	(4)	1,693,455

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$2,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Riverside-Quindaro Bend Levee District L-385, Series 2001, 5.800%, 3/01/20 (Pre-refunded 3/01/10)	3/10 at 100.00	N/R	(4)	$2,026,160

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,000	0.000%, 9/01/17 – MBIA Insured (ETM)	No Opt. Call	A	(4)	754,310
1,785	0.000%, 9/01/21 – NPFG Insured (ETM)	No Opt. Call	A	(4)	1,062,896
2,385	0.000%, 9/01/22 – MBIA Insured (ETM)	No Opt. Call	A	(4)	1,342,564

2,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, St. Anthony’s Medical Center, Series 2000, 6.250%, 12/01/30 (Pre-refunded 12/01/10)	12/10 at 101.00	N/R	(4)	2,133,760

750	Texas County, Missouri, Hospital Revenue Bonds, Texas County Memorial Hospital, Series 2000, 7.250%, 6/15/25 (Pre-refunded 6/15/10)	6/10 at 100.00	N/R	(4)	777,788
19,970	Total U.S. Guaranteed				18,161,741
	Utilities – 5.4%

2,710	Columbia, Missouri, Water and Electric Revenue Bonds, Series 2002A, 5.000%, 10/01/26 – AMBAC Insured	10/12 at 100.00	AA–		2,753,468

3,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Kansas City Power & Light Company Project, Series 2008, 4.900%, 5/01/38 (Mandatory put 7/01/13)	No Opt. Call	Baa1		3,154,830

1,195	Nixa, Missouri, Electric System Revenue Bonds, Series 2005, 5.000%, 4/01/25 – SYNCORA GTY Insured	4/13 at 100.00	N/R		1,163,715

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	A		2,074,800

3,030	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 – NPFG Insured	No Opt. Call	A		3,229,010
11,935	Total Utilities				12,375,823
	Water and Sewer – 4.3%

1,000	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 6.000%, 3/01/39	3/18 at 100.00	A		1,028,040

1,825	Kansas City, Missouri, Sewerage System Revenue Bonds, Series 2002D-1, 5.375%, 1/01/22	1/12 at 100.00	AA		1,935,175

1,600	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	A+		1,628,528

2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB)	12/16 at 100.00	AAA		2,579,906

1,635	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Refunding Bonds, Tri-County Water Authority, Series 1999, 6.000%, 4/01/22 – RAAI Insured	4/10 at 100.00	N/R		1,635,736

1,000	St. Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2002A, 5.250%, 12/01/28 – NPFG Insured	12/11 at 100.00	Baa1		1,000,937
10,025	Total Water and Sewer				9,808,322
$238,051	Total Investments (cost $223,349,449) – 98.1%				225,448,807
	Floating Rate Obligations – (1.0)%				(2,225,000)
	Other Assets Less Liabilities – 2.9%				6,661,372
	Net Assets – 100%				$229,885,179

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

November 30, 2009

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)	Portion of investment has been pledged as collateral for inverse floating rate transactions.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 – Inverse Floating Rate Securities for more information.

See accompanying notes to financial statements.

42	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Consumer Staples – 5.0%

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
$8,615	5.875%, 6/01/30	6/17 at 100.00	BBB	$7,255,725
5,000	5.750%, 6/01/34	6/17 at 100.00	BBB	4,020,650
12,805	5.875%, 6/01/47	6/17 at 100.00	BBB	9,120,873

5,575	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	5,307,456
31,995	Total Consumer Staples			25,704,704
	Education and Civic Organizations – 7.0%

4,090	Cleveland State University, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 6/01/23 – FGIC Insured	6/13 at 100.00	A+	4,125,256

	Ohio Higher Education Facilities Commission, General Revenue Bonds, Case Western Reserve University, Series 2004A:
2,310	5.000%, 12/01/16 – AMBAC Insured	12/13 at 100.00	AA–	2,538,852
2,825	5.000%, 12/01/17 – AMBAC Insured	12/13 at 100.00	AA–	3,076,792
2,975	5.000%, 12/01/18 – AMBAC Insured	12/13 at 100.00	AA–	3,212,643

1,600	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	1,592,368

1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series 2003, 5.125%, 10/01/24	10/13 at 100.00	AA	1,843,520

910	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA–	1,088,451

	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005:
1,000	5.000%, 12/01/24	12/15 at 100.00	Baa2	930,040
1,000	5.000%, 12/01/29	12/15 at 100.00	Baa2	883,350

	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2004:
1,315	5.000%, 12/01/25 – AMBAC Insured	12/14 at 100.00	A	1,350,084
1,060	5.000%, 12/01/27 – AMBAC Insured	12/14 at 100.00	A	1,081,698

	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001:
1,200	5.500%, 12/01/21	12/11 at 100.00	Baa2	1,194,792
2,075	5.000%, 12/01/26	12/11 at 100.00	Baa2	1,888,686

1,885	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series 2006, 5.000%, 12/01/44 – NPFG Insured	12/16 at 100.00	AA–	1,922,361

	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004:
1,855	5.000%, 12/01/21 – NPFG Insured	6/14 at 100.00	A+	2,010,820
1,900	5.000%, 12/01/23 – NPFG Insured	6/14 at 100.00	A+	1,972,827

1,675	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004A, 5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	A+	1,742,486

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,325	5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	A+	1,367,533
1,005	5.000%, 6/01/26 – AMBAC Insured	6/14 at 100.00	A+	1,033,522

1,025	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004E, 5.000%, 6/01/21 – AMBAC Insured	12/14 at 100.00	A+	1,070,438
34,780	Total Education and Civic Organizations			35,926,519
	Health Care – 10.2%

7,130	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 1998A, 5.375%, 11/15/24	5/10 at 101.00	Baa1	7,011,214

1,065	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Series 2003, 5.250%, 11/15/25 – FSA Insured	11/13 at 100.00	Aa3	1,092,871

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Health Care (continued)

$1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System, Series 1997, 5.625%, 2/15/17 – NPFG Insured	2/10 at 100.00	A	$1,001,010

3,900	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A, 6.000%, 1/01/32	7/13 at 100.00	Aa2	4,094,220

2,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series 2002A, 5.625%, 8/15/32	8/12 at 101.00	A	2,263,875

130	Franklin County, Ohio, Hospital Revenue Bonds, Holy Cross Health System Corporation, Series 1996, 5.800%, 6/01/16	2/10 at 100.00	AA	130,234

3,000	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2005, 5.000%, 11/01/40	11/18 at 100.00	Aa2	2,833,320

1,560	Lorain County, Ohio, Hospital Revenue Bonds, Catholic Healthcare Partners, Series 1997B, 5.500%, 9/01/27 – NPFG Insured	3/10 at 100.00	A1	1,560,343

2,000	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A–	2,010,820

4,000	Middleburg Heights, Ohio, Hospital Improvement Revenue Refunding Bonds, Southwest General Hospital, Series 1995, 5.625%, 8/15/15 – FSA Insured	2/10 at 101.00	AAA	4,052,160

7,000	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996, 6.250%, 4/01/20 – NPFG Insured	No Opt. Call	A	8,250,690

2,270	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/32	No Opt. Call	AA	2,274,358

	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A:
2,000	6.250%, 11/15/33	11/14 at 100.00	Aa3	2,099,600
1,125	6.250%, 11/15/39	11/14 at 100.00	Aa3	1,175,513

1,150	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University Hospitals Health System, Series 2009, 6.750%, 1/15/39	1/15 at 100.00	A	1,219,138

5,625	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3551, 19.697%, 1/01/39 (IF)	1/19 at 100.00	Aa2	6,206,175

665	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/22	11/10 at 101.00	A–	680,155

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
75	5.000%, 11/15/13	No Opt. Call	A–	78,996
2,700	5.250%, 11/15/36	11/16 at 100.00	A–	2,523,069

375	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008, 5.750%, 12/01/35	12/18 at 100.00	A	383,186

1,200	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series 2001, 5.250%, 10/01/31 – RAAI Insured	10/11 at 101.00	Ba1	1,301,208
50,470	Total Health Care			52,242,155
	Housing/Multifamily – 3.5%

995	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (Alternative Minimum Tax)	5/10 at 102.00	N/R	747,325

3,045	Franklin County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Carriage House Apartments Project, Series 2002, 5.400%, 3/20/37	9/11 at 102.00	Aaa	3,085,438

2,635	Henry County, Ohio, GNMA Collateralized Healthcare Facility Revenue Bonds, Alpine Village Project, Series 1999, 6.375%, 2/20/41	2/10 at 102.00	Aaa	2,682,509

1,805	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aaa	1,831,010

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Multifamily (continued)

$4,185	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue Refunding Bonds, Series 1999D, 5.950%, 2/01/23	2/10 at 101.00	Aa2	$4,241,456

2,370	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	AAA	2,326,629

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aaa	2,919,390
18,035	Total Housing/Multifamily			17,833,757
	Housing/Single Family – 0.5%

790	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 1998A-1, 5.300%, 9/01/19 – FSA Insured (Alternative Minimum Tax)	3/10 at 100.00	Aaa	807,238

2,020	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	1,965,016
2,810	Total Housing/Single Family			2,772,254
	Industrials – 2.1%

500	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland Christian Home Project, Series 2002C, 5.950%, 5/15/22	5/12 at 102.00	N/R	465,045

340	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)	11/15 at 100.00	N/R	298,425

1,825	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)	5/10 at 100.00	N/R	1,684,019

75	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Port Cleveland Bond Fund, Series 1997A, 5.800%, 5/15/27 (Alternative Minimum Tax)	No Opt. Call	N/R	64,923

570	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Port Cleveland Bond Fund, Series 2002A, 5.600%, 11/15/15	5/12 at 102.00	N/R	554,485

2,000	Ohio State Water Development Authority, Solid Waste Revenue Bonds, Allied Waste Industries, Inc., Series 2007A, 5.150%, 7/15/15 (Alternative Minimum Tax)	7/12 at 100.00	BBB	1,990,240

	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-4:
385	5.000%, 6/01/15 (Alternative Minimum Tax)	6/12 at 102.00	AA–	401,397
675	5.450%, 6/01/22 (Alternative Minimum Tax)	6/12 at 102.00	AA–	688,176

1,020	Ohio, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 5.850%, 12/01/22 (Alternative Minimum Tax)	No Opt. Call	AA–	1,060,790

	State of Ohio Economic Development Bonds, Ohio Enterprise Bond Fund, Series 2009-5 (Shearer’s Foods, Inc. Project):
1,455	5.000%, 6/01/22	12/19 at 100.00	AA–	1,595,990
1,645	5.000%, 12/01/24	12/19 at 100.00	AA–	1,774,165
10,490	Total Industrials			10,577,655
	Long-Term Care – 1.2%

3,120	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Heinzerling Foundation, Series 1995, 6.200%, 11/01/20	5/10 at 100.00	Aa1	3,124,992

2,000	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Presbyterian Retirement Services, Series 2002A, 5.125%, 7/01/22 – RAAI Insured	7/12 at 100.00	BBB	1,911,440

1,070	Napoleon, Ohio, FHA-Insured Healthcare Facilities Mortgage Revenue Refunding Bonds, Lutheran Orphans and Old Folks Home Society, Series 1994, 6.875%, 8/01/23	2/10 at 100.00	Aa2	1,072,129
6,190	Total Long-Term Care			6,108,561

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Materials – 0.6%

$1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004A, 4.800%, 3/01/22	3/14 at 101.00	A	$1,009,170

2,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B, 4.500%, 12/01/15	No Opt. Call	A	2,083,240
3,000	Total Materials			3,092,410
	Tax Obligation/General – 21.4%

	Adams County Valley School District, Adams and Highland Counties, Ohio, Unlimited Tax School Improvement General Obligation Bonds, Series 1995:
6,000	7.000%, 12/01/15 – NPFG Insured	No Opt. Call	A	6,899,040
9,500	5.250%, 12/01/21 – NPFG Insured	12/09 at 100.00	A	9,509,975

600	Anthony Wayne Local School District, Lucas, Wood and Fulton Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 1995, 0.000%, 12/01/13 – FGIC Insured	No Opt. Call	A2	549,690

1,000	Beavercreek City School District, Ohio, General Obligation Bonds, Series 2009, 5.000%, 12/01/36	6/19 at 100.00	AA	1,025,860

1,670	Buckeye Valley Local School District, Ohio, Unlimited Tax General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 – NPFG Insured	No Opt. Call	A	1,910,764

1,000	Butler County, Hamilton, Ohio, Limited Tax General Obligation Bonds, One Renaissance Center Acquisition, Series 2001, 5.375%, 11/01/17 – AMBAC Insured	11/11 at 101.00	A2	1,092,730

2,515	Canton City School District, Stark County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/19 – NPFG Insured	6/15 at 100.00	A	2,677,595

2,295	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 – AMBAC Insured	6/14 at 100.00	AAA	2,565,397

130	Chesapeake-Union Exempt Village School District, Ohio, General Obligation Bonds, Series 1986, 8.500%, 12/01/09	No Opt. Call	N/R	130,021

1,000	Clyde-Green Springs Exempt Village School District, Summit County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/27 – FSA Insured	6/18 at 100.00	Aa3	1,062,590

1,000	Columbus City School District Franklin County, Ohio, School Facilities Construction and Improvement Bonds, Series 2009B (General Obligation-Unlimited Tax), 5.000%, 12/01/29	12/19 at 100.00	AA–	1,059,760

2,675	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/22	12/14 at 100.00	AA+	2,861,474

1,345	Cuyahoga County, Ohio, Limited Tax General Obligation Bonds, Series 1993, 5.650%, 5/15/18	No Opt. Call	Aa1	1,554,363

820	Cuyahoga County, Ohio, Limited Tax General Obligation Various Purpose Refunding Bonds, Series 1993B, 5.250%, 10/01/13	No Opt. Call	AA+	863,042

1,245	Cuyahoga Falls, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 – NPFG Insured	6/14 at 100.00	Aa3	1,369,637

1,170	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/15 – AMBAC Insured	6/14 at 100.00	AA–	1,334,479

	Delaware City School District, Delaware County, Ohio, Unlimited Tax General Obligation School Facilities Construction and Improvement Bonds, Series 1995:
1,000	0.000%, 12/01/10 – FGIC Insured	No Opt. Call	A	988,670
1,000	0.000%, 12/01/11 – FGIC Insured	No Opt. Call	A	973,220

1,000	Fairview Park, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/25 – NPFG Insured	12/15 at 100.00	A1	1,040,980

1,005	Findlay, Ohio, General Obligation Bonds, Series 2004, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	AA	1,155,278

3,160	Franklin County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/28	12/17 at 100.00	AAA	3,443,452

115	Geauga County, Ohio, Limited Tax General Obligation, Sewer District Improvement Bonds, Bainbridge Water Project, Series 1995, 6.850%, 12/01/10	12/09 at 100.00	Aa2	115,616

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$3,810	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/17 – NPFG Insured	12/14 at 100.00	Aa3	$4,118,115

1,000	Hilliard, Ohio, General Obligation Bonds, Various Purpose Series 2009, 5.000%, 12/01/29	12/19 at 100.00	AA	1,044,010

2,425	Hubbard Exempt Village School District, Trumbull County, Ohio, General Obligation Bonds, Classroom Facilities Improvements, Series 2007, 5.000%, 12/01/34 – CIFG Insured	6/17 at 100.00	A	2,453,736

	Indian Creek Local School District, Jefferson County, Ohio, General Obligation Bonds, School Facilities Construction and Improvements, Series 2009:
1,750	5.000%, 12/01/34	No Opt. Call	Aa3	1,772,453
1,100	5.125%, 12/01/36	No Opt. Call	Aa3	1,115,279

1,270	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/23 – NPFG Insured	6/13 at 100.00	Aa3	1,350,340

1,400	Kent City School District, Portage County, Ohio, General Obligation Library Improvement Bonds, Series 2004, 5.000%, 12/01/20 – FGIC Insured	12/14 at 100.00	A+	1,508,794

1,500	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2007, 5.250%, 12/01/31 – FSA Insured	No Opt. Call	AAA	1,703,970

520	Kettering, Ohio, Limited Tax General Obligation Bonds, Series 1991, 6.650%, 12/01/12	12/09 at 100.00	Aa3	522,699

	Kings Local School District, Warren County, Ohio, General Obligation School Improvement Bonds, Series 2005:
1,000	5.000%, 12/01/22 – NPFG Insured	6/15 at 100.00	Aaa	1,073,820
1,480	5.000%, 12/01/24 – NPFG Insured	6/15 at 100.00	Aaa	1,580,847

555	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa2	663,874

1,725	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/30 – FGIC Insured	12/17 at 100.00	AA–	1,789,463

1,000	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/28 – AMBAC Insured	12/12 at 100.00	Baa2	1,000,660

1,855	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/24 – FSA Insured	12/15 at 100.00	AAA	1,962,460

1,000	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31	6/17 at 100.00	Aa1	1,053,990

1,000	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%, 12/01/36	12/18 at 100.00	A2	1,020,850

1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	A2	1,558,354

530	Newark, Ohio, General Obligation Bonds, Storm Sewer Improvement Series 2009, 5.500%, 12/01/34	12/19 at 100.00	A2	552,779

	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Series 2005:
3,740	5.000%, 12/01/23 – FSA Insured	12/15 at 100.00	AAA	4,028,130
1,000	5.000%, 12/01/25 – FSA Insured	12/15 at 100.00	AAA	1,070,290

1,000	Ohio, Common Schools Capital Facilities, General Obligation Bonds, Series 2001B, 5.000%, 9/15/21	9/11 at 100.00	AA+	1,055,780

1,000	Ohio, Full Faith and Credit General Obligation Infrastructure Improvement Bonds, Series 1994, 6.000%, 8/01/10	No Opt. Call	AA+	1,037,620

730	Ohio, General Obligation Bonds, Common Schools, Series 2004B, 5.000%, 3/15/21	3/14 at 100.00	AA+	775,224

6,055	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/22	2/13 at 100.00	AA+	6,339,767

1,845	Ohio, General Obligation Bonds, Series 2005A, 5.000%, 9/01/16	3/15 at 100.00	AA+	2,072,876

1,000	Olmsted Falls City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/35 – SYNCORA GTY Insured	6/17 at 100.00	A	1,008,090

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Tax Obligation/General (continued)

$1,500	Pettisville Local School District, Fulton County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement Bonds, Series 2009, 5.000%, 12/01/36	No Opt. Call	Aa3	$1,516,965

500	Pickerington Local School District, Fairfield County, Ohio, General Obligation Bonds, Series 1993, 0.000%, 12/01/11 – AMBAC Insured	No Opt. Call	A1	491,245

3,315	South Point Local School District, Lawrence County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/24 – FSA Insured	12/14 at 100.00	AAA	3,533,094

30	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21	2/10 at 100.00	Aa1	30,131

2,315	Summit County, Ohio, General Obligation Bonds, Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	2,744,595

1,300	Sylvania City School District, Ohio, General Obligation School Improvement Bonds, Series 1995, 5.250%, 12/01/36 – AGC Insured	6/17 at 100.00	AAA	1,340,625

3,755	Toledo City School District, Lucas County, Ohio, General Obligation Bonds, Series 2003B, 5.000%, 12/01/22 – FGIC Insured	12/13 at 100.00	Aa3	3,908,842

1,000	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvment Series 2009, 5.125%, 12/01/37	No Opt. Call	AA	1,026,870

500	Wadsworth City School District, Medina County, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.000%, 12/01/37 – AGC Insured	12/17 at 100.00	AAA	505,915

	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003:
1,365	5.250%, 12/01/19 – NPFG Insured	12/13 at 100.00	Aa1	1,514,276
1,515	5.250%, 12/01/21 – NPFG Insured	12/13 at 100.00	Aa1	1,677,696

2,000	West Clermont Local School District, Clermont County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/31 – FSA Insured	12/18 at 100.00	AAA	2,127,400
102,895	Total Tax Obligation/General			109,835,557
	Tax Obligation/Limited – 11.9%

5,690	Akron, Ohio, Income Tax Revenue Bonds, Community Learning Centers, Series 2004A, 5.000%, 12/01/33 – FGIC Insured	12/13 at 100.00	AA+	5,755,776

	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
950	5.000%, 12/01/25	12/16 at 102.00	N/R	839,031
1,165	5.000%, 12/01/30	12/16 at 102.00	N/R	947,972

1,150	Cincinnati, Ohio, Economic Development Revenue Bonds, Keystone Parke Project, Series 2008A, 5.000%, 11/01/38	11/13 at 102.00	AA	1,120,779

1,850	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%, 11/15/19 – RAAI Insured	11/14 at 100.00	N/R	1,853,182

1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25 – AMBAC Insured	6/14 at 100.00	BBB+	1,404,467

1,700	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio, Library Fund Library Facilities Notes, Series 2009 (Special Obligation), 5.000%, 12/01/34	12/19 at 100.00	A1	1,669,060

5,615	Franklin County, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Convention Facilities Authority, Series 2005, 5.000%, 12/01/25 – AMBAC Insured	12/15 at 100.00	Aaa	6,009,678

	Franklin County, Ohio, Excise Tax and Lease Revenue Refunding Anticipation Bonds, Convention Facilities Authority, Series 2007:
2,215	5.000%, 12/01/26	12/17 at 100.00	Aaa	2,405,689
2,000	5.000%, 12/01/27	12/17 at 100.00	Aaa	2,162,120

1,210	Groveport, Ohio, Special Obligation Income Tax Receipts Bonds, Series 2002, 5.000%, 12/01/22 – NPFG Insured	12/12 at 100.00	A3	1,221,737

	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
2,300	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	A+	2,406,260
2,535	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	A+	2,625,195

48	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$10,000	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A2		$10,111,799

3,300	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B, 0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	A2		1,214,499

2,635	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B, 5.000%, 9/01/31	9/19 at 100.00	Aa3		2,694,024

2,015	Milton Union Exempt Village School District, Ohio, Special Limited Obligation Bonds, Series 2009, 5.000%, 12/01/32	12/19 at 100.00	A+		1,998,679

1,485	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2001B, 5.500%, 10/01/16 – AMBAC Insured	4/12 at 100.00	A2		1,543,108

495	Ohio Department of Transportation, Certificates of Participation, Panhandle Rail Line, Series 1992A, 6.500%, 4/15/12 – FSA Insured	4/10 at 100.00	AAA		497,317

1,050	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2002A, 5.000%, 4/01/22 – FSA Insured	4/12 at 100.00	AAA		1,107,656

1,900	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – FSA Insured	4/15 at 100.00	AAA		2,004,956

3,135	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2005A, 5.000%, 4/01/23 – FSA Insured	4/15 at 100.00	AAA		3,326,360

1,490	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II, 5.000%, 6/01/16	6/13 at 100.00	AA		1,667,474

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2004A-II, 5.000%, 12/01/15	12/13 at 100.00	AA		1,127,050

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2005A-II, 5.250%, 2/01/19 – FSA Insured	2/15 at 100.00	AAA		1,108,270

11,900	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/34	No Opt. Call	A+		2,456,041
71,165	Total Tax Obligation/Limited				61,278,179
	Transportation – 2.5%

1,025	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%, 12/01/27 – RAAI Insured (Alternative Minimum Tax)	12/13 at 100.00	A–		963,613

10,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	AA		11,756,099
11,025	Total Transportation				12,719,712
	U.S. Guaranteed – 15.6% (4)

90	Athens, Ohio, Sanitary Sewer System Mortgage Revenue Bonds, Series 1989, 7.300%, 12/01/14 (Pre-refunded 12/01/09)	12/09 at 100.00	N/R	(4)	90,016

700	Buckeye Local School District, Medina County, Ohio, General Obligation Bonds, Series 2000, 5.500%, 12/01/25 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	A2	(4)	736,715

	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B:
3,420	5.000%, 12/01/26 (Pre-refunded 6/01/15) – MBIA Insured	6/15 at 100.00	A3	(4)	3,988,575
3,590	5.000%, 12/01/27 (Pre-refunded 6/01/15) – MBIA Insured	6/15 at 100.00	A3	(4)	4,186,838

1,255	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2001, 5.375%, 12/01/17 (Pre-refunded 12/01/11) – MBIA Insured	12/11 at 100.00	AA	(4)	1,374,514

4,045	Columbus, Ohio, General Obligation Bonds, Series 2000, 5.250%, 11/15/17 (Pre-refunded 11/15/10)	11/10 at 101.00	Aaa		4,277,992

1,235	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%, 12/01/14 – SYNCORA GTY Insured (ETM)	No Opt. Call	A–	(4)	1,439,862

1,200	Heath City School District, Licking County, Ohio, Unlimited Tax General Obligation School Improvement Bonds, Series 2000A, 5.500%, 12/01/27 (Pre-refunded 12/01/10) – FGIC Insured	12/10 at 100.00	A2	(4)	1,262,700

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	U.S. Guaranteed (4) (continued)

$3,385	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 100.00	Aa1	(4)	$3,620,427

565	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/17 (Pre-refunded 12/01/10) – AMBAC Insured	12/10 at 101.00	A2	(4)	600,154

520	Lorain, Ohio, Hospital Revenue Refunding Bonds, Lakeland Community Hospital Inc., Series 1992, 6.500%, 11/15/12 (ETM)	2/10 at 100.00	A1	(4)	551,080

1,925	Montgomery County, Ohio, Health System Revenue Bonds, Franciscan Medical Center – Dayton Campus, Series 1997, 5.500%, 7/01/18 (Pre-refunded 1/01/10)	1/10 at 100.00	Baa2	(4)	1,932,046

9,500	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999, 6.750%, 4/01/22 (Pre-refunded 4/01/10)	4/10 at 101.00	A	(4)	9,799,344

5,610	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21 (ETM)	9/11 at 100.00	Aa2	(4)	6,054,761

2,390	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21 (Pre-refunded 9/01/11)	9/11 at 100.00	Aa2	(4)	2,579,240

3,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 2002B, 5.500%, 10/01/22 (Pre-refunded 10/01/12)	10/12 at 100.00	N/R	(4)	3,385,080

	Ohio Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1985B:
6,460	0.000%, 1/15/15 (Pre-refunded 1/15/11) – FGIC Insured	1/11 at 67.04	AAA		4,303,135
5,700	0.000%, 1/15/15 (Pre-refunded 7/15/11) – FGIC Insured	7/11 at 70.48	AAA		3,971,817

5,065	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa		5,796,031

8,140	Ohio, General Obligation Higher Education Capital Facilities Bonds, Series 2001A, 5.000%, 2/01/20 (Pre-refunded 2/01/11)	2/11 at 100.00	AA+	(4)	8,576,467

	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A:
400	5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+	(4)	466,880
3,055	5.250%, 12/01/22 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+	(4)	3,565,796

1,495	Otsego Local School District, Wood, Henry and Lucas Counties, Ohio, General Obligation Bonds, Series 2004, 5.375%, 12/01/22 (Pre-refunded 12/01/14) – FSA Insured	12/14 at 100.00	Aa3	(4)	1,772,248

1,335	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System Obligated Group, Series 2000B, 6.375%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 101.00	A–	(4)	1,423,978

1,185	Sugarcreek Local School District, Athens County, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/24 (Pre-refunded 12/01/13) – MBIA Insured	12/13 at 100.00	A1	(4)	1,370,405

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2001A:
1,500	5.750%, 6/01/18 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 101.00	A+	(4)	1,631,805
1,520	5.750%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured	6/11 at 101.00	A+	(4)	1,653,562
78,285	Total U.S. Guaranteed				80,411,468
	Utilities – 8.2%

5,000	American Municipal Power Ohio Inc., General Revenue Bonds, Series 2008, 5.250%, 2/15/43	2/18 at 100.00	A1		5,007,500

1,535	Cleveland Public Power System, Ohio, First Mortgage Improvement Revenue Bonds, Series 1994A, 0.000%, 11/15/13 – NPFG Insured	No Opt. Call	A		1,408,209

	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
4,740	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A		1,269,704
2,000	5.000%, 11/15/38 – NPFG Insured	5/18 at 100.00	A		1,987,840
7,500	0.000%, 11/15/38 – NPFG Insured	No Opt. Call	A		1,605,750

5,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding Limited Partnership Project, Series 1997, 5.625%, 1/01/23 – AMBAC Insured (Alternative Minimum Tax)	4/10 at 100.00	N/R		4,343,150

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Utilities (continued)

	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004:
$1,000	5.000%, 2/15/20 – AMBAC Insured	2/14 at 100.00	A1	$1,028,090
5,450	5.000%, 2/15/21 – AMBAC Insured	2/14 at 100.00	A1	5,569,846
1,465	5.000%, 2/15/22 – AMBAC Insured	2/14 at 100.00	A1	1,487,312
3,295	5.000%, 2/15/23 – AMBAC Insured	2/14 at 100.00	A1	3,333,354

10,250	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series 1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)	3/10 at 101.00	N/R	9,573,807

1,545	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17	No Opt. Call	AAA	1,175,127

4,460	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/10 at 101.00	Baa3	4,502,102
53,240	Total Utilities			42,291,791
	Water and Sewer – 7.2%

1,730	Butler County, Ohio, Sewerage System Revenue Bonds, Series 2005, 5.000%, 12/01/23 – FSA Insured	No Opt. Call	Aa3	1,956,232

4,355	Cincinnati, Ohio, Water System Revenue Bonds, Series 2007B, 5.000%, 12/01/32	12/17 at 100.00	AAA	4,573,098

865	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	A3	867,258

10,325	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa2	11,860,223

2,030	Hebron, Ohio, Mortgage Revenue Bonds, Waterworks System Improvements, Series 2004, 5.875%, 12/01/25	6/14 at 100.00	N/R	1,913,011

1,260	Lancaster, Ohio, Wastewater System Improvement Revenue Bonds, Series 2004, 5.000%, 12/01/25 – AMBAC Insured	12/14 at 100.00	N/R	1,264,977

4,590	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 4.750%, 12/01/47 – SYNCORA GTY Insured	12/17 at 100.00	A–	4,109,060

530	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 – FSA Insured	6/18 at 100.00	AAA	572,442

1,255	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2004, 5.250%, 12/01/15	6/14 at 100.00	AAA	1,427,826

	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program, Refunding Series 2009:
1,405	5.000%, 12/01/25	12/19 at 100.00	Aa2	1,535,763
1,475	5.000%, 12/01/26	12/19 at 100.00	Aa2	1,601,953

3,500	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2005B, 5.000%, 6/01/25	6/15 at 100.00	AAA	3,771,075

1,390	Waterworks System Mortgage Revenue Improvement and Refunding Bonds, Ohio, Series 2009, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	Aa3	1,399,105
34,710	Total Water and Sewer			36,852,023
$509,090	Total Investments (cost $481,073,277) – 96.9%			497,646,745
	Other Assets Less Liabilities – 3.1%			15,720,592
	Net Assets – 100%			$513,367,337

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

November 30, 2009

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

See accompanying notes to financial statements.

52	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 2.1%

$500	Delafield Community Development Authority, Wisconsin, Redevelopment Revenue Bonds, Saint John’s Northwestern Milirary Academy, Series 2009, 4.700%, 6/01/34	6/19 at 100.00	Aaa	$503,430

370	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999, 5.375%, 2/01/29	2/10 at 100.50	BBB–	336,393

200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/21	9/11 at 100.00	BBB	200,248

250	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	226,638
1,320	Total Education and Civic Organizations			1,266,709
	Health Care – 7.0%

1,230	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc., Series 2009, 5.875%, 2/15/39	2/19 at 100.00	A3	1,227,319

385	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, FHA-Insured Mortgage Hospital Revenue Bonds, Doctor Pila Hospital, Series 1995A, 5.875%, 8/01/12	2/10 at 100.00	AA+	386,247

500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/24 – NPFG Insured	1/10 at 100.00	A	500,410

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32	2/14 at 100.00	A+	1,042,410

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	A1	1,008,420
4,115	Total Health Care			4,164,806
	Housing/Multifamily – 8.7%

675	Kenosha Housing Authority, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Villa Ciera Inc., Series 2000A, 5.900%, 11/20/30	5/10 at 100.00	N/R	676,775

570	Lake Delton Community Development Agency, Wisconsin, GNMA Collateralized Multifamily Housing Revenue Bonds, Woodland Park Project, Series 2001, 5.300%, 2/20/31 (Alternative Minimum Tax)	1/12 at 102.00	N/R	571,841

1,000	Madison Community Development Authority, Wisconsin, GNMA Multifamily Housing Revenue Refunding Bonds, Greentree Glen Apartments, Series 1999A, 5.500%, 9/20/29 (Alternative Minimum Tax)	3/10 at 100.00	AAA	1,000,290

200	Milwaukee Redevelopment Authority, Wisconsin, FHA-Insured Multifamily Housing Revenue Bonds, City Hall Square Apartments, Series 1993, 6.000%, 8/01/22 (Alternative Minimum Tax)	2/10 at 100.00	N/R	200,402

1,000	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	12/18 at 100.00	AA–	1,015,490

500	Sheboygan Housing Authority, Wisconsin, GNMA Multifamily Revenue Refunding Bonds, Lake Shore Apartments, Series 1998A, 5.100%, 11/20/26	5/10 at 100.00	AAA	500,170

300	Walworth County Housing Authority, Wisconsin, FHA-Insured Housing Revenue Bonds, Kiwanis Heritage Inc. Senior Apartments, Series 1997, 5.550%, 9/01/22	3/10 at 100.00	N/R	300,183

1,000	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (Alternative Minimum Tax)	5/16 at 100.00	AA	931,720
5,245	Total Housing/Multifamily			5,196,871
	Housing/Single Family – 4.1%

30	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	3/10 at 100.00	N/R	30,040

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund (continued)

November 30, 2009

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value

	Housing/Single Family (continued)

	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2005E:
$1,250	4.900%, 11/01/35	5/15 at 100.00	AA	$1,213,163
1,300	4.900%, 11/01/35 – AMBAC Insured	5/15 at 100.00	AA	1,226,069
2,580	Total Housing/Single Family			2,469,272
	Industrials – 0.9%

600	Milwaukee Redevelopment Authority, Wisconsin, Schlitz Park Mortgage Revenue Refunding Bonds, Series 1998A, 5.500%, 1/01/17 (Alternative Minimum Tax)	1/11 at 100.00	N/R	563,730
	Tax Obligation/General – 0.2%

95	Guam, General Obligation Bonds, Series 1993A, 5.400%, 11/15/18	5/10 at 100.00	B+	93,149
	Tax Obligation/Limited – 62.1%

1,500	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Arena Project, Series 2002, 5.150%, 6/01/29	6/12 at 100.00	Aa2	1,548,705

2,000	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Bayshore Public Parking Project, Series 2004A, 5.000%, 10/01/24	10/14 at 100.00	A3	2,075,460

100	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Refunding Bonds, Tax Increment District 6, Series 2001, 5.000%, 10/01/19	10/11 at 100.00	A3	102,011

350	Green Bay Brown County Professional Football Stadium District, Wisconsin, Sales Tax Revenue Bonds, Lambeau Field Renovation Project, Series 2001A, 5.000%, 2/01/19 – AMBAC Insured	2/11 at 100.00	AA	361,722

960	Madison Community Development Authority, Wisconsin, Lease Revenue Refunding Bonds, Monona Terrace, Series 2002, 4.375%, 3/01/20	3/12 at 100.00	Aa2	980,170

675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29	6/16 at 100.00	A2	648,068

2,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2002A, 4.875%, 8/01/21 – AMBAC Insured	8/12 at 100.00	A1	2,049,540

1,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2007A, 4.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	A1	1,006,730

275	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2005A, 4.600%, 8/01/22	8/15 at 100.00	A2	280,261

	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Summerfest Project, Series 2001:
400	4.850%, 8/01/17	8/11 at 100.00	A	410,388
1,000	4.950%, 8/01/20	8/11 at 100.00	A	1,015,660

1,500	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.000%, 12/01/26	12/14 at 100.00	A1	1,561,185

	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2008A:
500	4.625%, 12/01/28	12/18 at 100.00	A1	528,465
1,000	4.750%, 12/01/32	12/18 at 100.00	A1	1,038,600

1,000	Onalaska Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Series 2003, 4.875%, 10/01/27	10/13 at 100.00	A2	965,830

1,500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004-I, 5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	BBB	1,445,490

	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
2,500	5.500%, 7/01/25 – AGC Insured	No Opt. Call	AAA	2,767,400
2,000	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	A	1,859,480

54	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value

	Tax Obligation/Limited (continued)

$1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C, 5.500%, 7/01/27 – AMBAC Insured	No Opt. Call	BBB+		$997,710

	Saint Francis Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2007:
400	4.150%, 3/01/20	3/17 at 100.00	A3		407,256
300	4.350%, 3/01/22	3/17 at 100.00	A3		300,816
280	4.500%, 3/01/24	3/17 at 100.00	A3		280,843
520	4.600%, 3/01/27	3/17 at 100.00	A3		515,684

	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
850	5.500%, 12/15/18 – NPFG Insured	No Opt. Call	AA–		1,029,996
400	5.500%, 12/15/19 – NPFG Insured	No Opt. Call	AA–		485,332
2,195	5.500%, 12/15/20 – NPFG Insured	No Opt. Call	AA–		2,665,784
500	5.500%, 12/15/26 – NPFG Insured	No Opt. Call	AA–		571,945

1,220	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 2006A, 4.500%, 10/01/21	10/16 at 100.00	N/R		1,230,516

1,305	Sun Prairie Community Development Authority, Wisconsin, Lease Revenue Bonds, Tax Increment District 8, Series 2006, 4.250%, 8/01/25	8/16 at 100.00	A2		1,265,250

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.250%, 10/01/21	10/14 at 100.00	A3		1,054,770

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2005A, 5.000%, 10/01/21	10/15 at 100.00	A3		1,022,670

	Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
2,900	5.250%, 12/15/23 – FSA Insured	No Opt. Call	AAA		3,266,529
500	5.250%, 12/15/27 – FSA Insured	No Opt. Call	AAA		559,855

2,000	Wisconsin Center District, Senior Dedicated Tax Revenue Refunding Bonds, Series 2003A, 0.000%, 12/15/28 – FSA Insured	No Opt. Call	AAA		775,180
36,630	Total Tax Obligation/Limited				37,075,301
	U.S. Guaranteed – 5.7% (4)

	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A:
2,000	5.125%, 8/01/21 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	A1	(4)	2,285,200
1,000	5.125%, 8/01/22 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	A1	(4)	1,142,600
3,000	Total U.S. Guaranteed				3,427,800
	Utilities – 6.9%

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	A		1,037,400

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 5.000%, 7/01/24 – NPFG Insured	7/17 at 100.00	A		2,012,460

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – FGIC Insured	No Opt. Call	A		1,036,130
4,000	Total Utilities				4,085,990
$57,585	Total Investments (cost $57,725,053) – 97.7%				58,343,628
	Other Assets Less Liabilities – 2.3%				1,397,789
	Net Assets – 100%				$59,741,417

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

See accompanying notes to financial statements.

Nuveen Investments	55

Statement of Assets and Liabilities (Unaudited)

November 30, 2009

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Assets
Investments, at value (cost $139,627,334, $412,301,402, $198,179,049, $223,349,449, $481,073,277 and $57,725,053, respectively)	$144,234,136	$422,989,290	$205,564,443	$225,448,807	$497,646,745	$58,343,628
Cash	3,230,505	2,840,694	5,563,518	3,982,813	388,755	—
Receivables:
Interest	2,226,049	5,456,314	1,903,391	3,095,231	9,455,004	969,243
Investments sold	5,600,606	1,002,840	—	50,650	6,292,000	500,000
Shares sold	220,123	202,452	466,608	202,899	921,441	261,985
Other assets	222	42,926	23,786	14,378	53,018	84
Total assets	155,511,641	432,534,516	213,521,746	232,794,778	514,756,963	60,074,940
Liabilities
Cash overdraft	—	—	—	—	—	189,753
Floating rate obligations	—	—	—	2,225,000	—	—
Payables:
Dividends	185,545	521,725	344,346	287,492	757,473	56,240
Investments purchased	—	5,956,380	1,449,555	—	—	—
Shares redeemed	140,382	661,418	709,370	166,729	106,388	22,450
Accrued expenses:
Management fees	68,338	183,233	92,636	100,525	224,597	26,251
12b-1 distribution and service fees	39,390	95,803	47,106	49,567	95,160	14,020
Other	47,144	156,009	99,280	80,286	206,008	24,809
Total liabilities	480,799	7,574,568	2,742,293	2,909,599	1,389,626	333,523
Net assets	$155,030,842	$424,959,948	$210,779,453	$229,885,179	$513,367,337	$59,741,417
Class A Shares
Net assets	$114,890,678	$359,697,741	$157,747,260	$194,236,170	$330,678,858	$47,854,463
Shares outstanding	11,103,152	33,732,592	14,256,066	18,320,425	29,881,546	4,673,991
Net asset value per share	$10.35	$10.66	$11.07	$10.60	$11.07	$10.24
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$10.80	$11.13	$11.56	$11.06	$11.55	$10.69
Class B Shares
Net assets	$2,609,849	$6,123,291	$2,031,626	$2,978,005	$6,166,762	$1,389,926
Shares outstanding	254,404	573,739	183,260	280,602	558,283	135,420
Net asset value and offering price per share	$10.26	$10.67	$11.09	$10.61	$11.05	$10.26
Class C Shares
Net assets	$29,871,647	$51,995,739	$31,547,916	$24,890,080	$58,248,575	$8,468,559
Shares outstanding	2,887,750	4,873,146	2,852,437	2,350,714	5,279,898	825,829
Net asset value and offering price per share	$10.34	$10.67	$11.06	$10.59	$11.03	$10.25
Class I Shares
Net assets	$7,658,668	$7,143,177	$19,452,651	$7,780,924	$118,273,142	$2,028,469
Shares outstanding	736,838	669,616	1,758,914	733,946	10,711,459	197,583
Net asset value and offering price per share	$10.39	$10.67	$11.06	$10.60	$11.04	$10.27
Net Assets Consist of:
Capital paid-in	$151,288,834	$420,516,650	$207,199,949	$229,220,614	$499,307,442	$59,188,321
Undistributed (Over-distribution of) net investment income	200,753	(681,139)	(109,363)	468,202	590,644	1,844
Accumulated net realized gain (loss) from investments and derivative transactions	(1,065,547)	(5,563,451)	(3,696,527)	(1,902,995)	(3,104,217)	(67,323)
Net unrealized appreciation (depreciation) of investments	4,606,802	10,687,888	7,385,394	2,099,358	16,573,468	618,575
Net assets	$155,030,842	$424,959,948	$210,779,453	$229,885,179	$513,367,337	$59,741,417

See accompanying notes to financial statements.

56	Nuveen Investments

Statement of Operations (Unaudited)

Six Months Ended November 30, 2009

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Investment Income	$3,897,493	$10,327,364	$5,262,158	$6,055,950	$13,058,279	$1,367,820
Expenses
Management fees	410,386	1,104,971	561,321	602,160	1,329,479	157,560
12b-1 service fees – Class A	115,811	356,381	156,252	190,204	330,174	47,129
12b-1 distribution and service fees – Class B	13,494	30,852	11,595	15,183	32,311	6,931
12b-1 distribution and service fees – Class C	103,449	186,937	119,424	88,864	208,240	28,566
Shareholders’ servicing agent fees and expenses	38,129	95,484	63,392	54,422	143,819	15,433
Interest expense on floating rate obligations	—	—	—	5,664	—	—
Custodian’s fees and expenses	15,577	38,359	21,491	22,812	48,067	8,180
Trustees’ fees and expenses	1,600	4,365	2,224	2,437	5,374	601
Professional fees	6,712	14,973	8,435	8,590	14,601	4,939
Shareholders’ reports – printing and mailing expenses	10,497	28,185	18,804	15,287	39,794	5,149
Federal and state registration fees	4,258	6,391	6,996	6,182	7,199	7,729
Other expenses	2,197	6,857	3,453	3,720	8,438	1,096
Total expenses before custodian fee credit	722,110	1,873,755	973,387	1,015,525	2,167,496	283,313
Custodian fee credit	(182)	(83)	(69)	(155)	(88)	(20)
Net expenses	721,928	1,873,672	973,318	1,015,370	2,167,408	283,293
Net investment income	3,175,565	8,453,692	4,288,840	5,040,580	10,890,871	1,084,527
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(188,294)	266,339	(1,133,770)	(11,808)	(1,354,909)	2,019
Change in net unrealized appreciation (depreciation) of investments	4,798,756	10,655,391	5,543,908	9,811,685	14,504,760	1,627,365
Net realized and unrealized gain (loss)	4,610,462	10,921,730	4,410,138	9,799,877	13,149,851	1,629,384
Net increase (decrease) in net assets from operations	$7,786,027	$19,375,422	$8,698,978	$14,840,457	$24,040,722	$2,713,911

See accompanying notes to financial statements.

Nuveen Investments	57

Statement of Changes in Net Assets (Unaudited)

	Kansas		Kentucky
	Six Months Ended 11/30/09	Year Ended 5/31/09	Six Months Ended 11/30/09	Year Ended 5/31/09
Operations
Net investment income	$3,175,565	$5,548,520	$8,453,692	$16,685,877
Net realized gain (loss) from:
Investments	(188,294)	(850,008)	266,339	(5,341,455)
Forward swaps	—	—	—	369,923
Futures	—	—	—	907,790
Change in net unrealized appreciation (depreciation) of:
Investments	4,798,756	(1,241,863)	10,655,391	(8,599,539)
Forward swaps	—	—	—	(336,570)
Futures	—	—	—	23,058
Net increase (decrease) in net assets from operations	7,786,027	3,456,649	19,375,422	3,709,084
Distributions to Shareholders
From net investment income:
Class A	(2,407,933)	(4,341,033)	(7,382,783)	(14,525,292)
Class B	(48,377)	(138,435)	(109,629)	(290,744)
Class C	(505,813)	(842,823)	(895,020)	(1,644,837)
Class I	(121,547)	(202,938)	(102,500)	(128,929)
From accumulated net realized gains:
Class A	—	—	—	(2,296,878)
Class B	—	—	—	(56,792)
Class C	—	—	—	(301,635)
Class I	—	—	—	(19,308)
Decrease in net assets from distributions to shareholders	(3,083,670)	(5,525,229)	(8,489,932)	(19,264,415)
Fund Share Transactions
Proceeds from sale of shares	19,398,571	34,957,401	25,386,278	40,513,801
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,863,141	2,968,272	5,290,642	11,934,196
	21,261,712	37,925,673	30,676,920	52,447,997
Cost of shares redeemed	(15,091,504)	(16,062,233)	(21,563,387)	(53,830,586)
Net increase (decrease) in net assets from Fund share transactions	6,170,208	21,863,440	9,113,533	(1,382,589)
Net increase (decrease) in net assets	10,872,565	19,794,860	19,999,023	(16,937,920)
Net assets at the beginning of period	144,158,277	124,363,417	404,960,925	421,898,845
Net assets at the end of period	$155,030,842	$144,158,277	$424,959,948	$404,960,925
Undistributed (Over-distribution of) net investment income at the end of period	$200,753	$108,858	$(681,139)	$(644,899)

58	Nuveen Investments

	Michigan		Missouri
	Six Months Ended 11/30/09	Year Ended 5/31/09	Six Months Ended 11/30/09	Year Ended 5/31/09
Operations
Net investment income	$4,288,840	$8,925,224	$5,040,580	$9,797,487
Net realized gain (loss) from:
Investments	(1,133,770)	(2,683,376)	(11,808)	(1,891,626)
Forward swaps	—	181,473	—	—
Futures	—	—	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	5,543,908	(3,927,130)	9,811,685	(10,090,955)
Forward swaps	—	(165,110)	—	—
Futures	—	—	—	—
Net increase (decrease) in net assets from operations	8,698,978	2,331,081	14,840,457	(2,185,094)
Distributions to Shareholders
From net investment income:
Class A	(3,284,724)	(6,507,362)	(4,220,155)	(8,252,429)
Class B	(41,552)	(117,337)	(59,211)	(162,829)
Class C	(581,366)	(1,230,142)	(466,852)	(848,721)
Class I	(397,028)	(816,942)	(161,378)	(194,364)
From accumulated net realized gains:
Class A	—	(193,863)	—	(994,525)
Class B	—	(4,218)	—	(22,490)
Class C	—	(41,482)	—	(118,362)
Class I	—	(22,781)	—	(16,734)
Decrease in net assets from distributions to shareholders	(4,304,670)	(8,934,127)	(4,907,596)	(10,610,454)
Fund Share Transactions
Proceeds from sale of shares	17,308,685	37,640,269	17,353,195	29,399,588
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,197,148	4,347,974	3,013,647	5,940,903
	19,505,833	41,988,243	20,366,842	35,340,491
Cost of shares redeemed	(18,196,233)	(48,999,293)	(16,159,679)	(32,474,756)
Net increase (decrease) in net assets from Fund share transactions	1,309,600	(7,011,050)	4,207,163	2,865,735
Net increase (decrease) in net assets	5,703,908	(13,614,096)	14,140,024	(9,929,813)
Net assets at the beginning of period	205,075,545	218,689,641	215,745,155	225,674,968
Net assets at the end of period	$210,779,453	$205,075,545	$229,885,179	$215,745,155
Undistributed (Over-distribution of) net investment income at the end of period	$(109,363)	$(93,533)	$468,202	$335,218

See accompanying notes to financial statements.

Nuveen Investments	59

Statement of Changes in Net Assets (Unaudited) (continued)

	Ohio		Wisconsin
	Six Months Ended 11/30/09	Year Ended 5/31/09	Six Months Ended 11/30/09	Year Ended 5/31/09
Operations
Net investment income	$10,890,871	$21,323,599	$1,084,527	$2,214,173
Net realized gain (loss) from:
Investments	(1,354,909)	(1,861,519)	2,019	(52,303)
Forward swaps	—	—	—	—
Futures	—	1,089,084	—	—
Change in net unrealized appreciation (depreciation) of:
Investments	14,504,760	(9,120,799)	1,627,365	(1,400,517)
Forward swaps	—	—	—	—
Futures	—	35,297	—	—
Net increase (decrease) in net assets from operations	24,040,722	11,465,662	2,713,911	761,353
Distributions to Shareholders
From net investment income:
Class A	(6,865,419)	(13,655,312)	(893,561)	(1,812,399)
Class B	(116,050)	(330,150)	(22,304)	(56,840)
Class C	(1,010,895)	(1,904,559)	(124,903)	(213,829)
Class I	(2,454,914)	(4,996,722)	(36,076)	(52,163)
From accumulated net realized gains:
Class A	—	(1,232,855)	—	(24,233)
Class B	—	(34,958)	—	(936)
Class C	—	(195,817)	—	(3,316)
Class I	—	(432,505)	—	(629)
Decrease in net assets from distributions to shareholders	(10,447,278)	(22,782,878)	(1,076,844)	(2,164,345)
Fund Share Transactions
Proceeds from sale of shares	35,101,938	58,042,769	4,377,265	9,173,090
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,813,614	12,792,960	726,493	1,349,987
	40,915,552	70,835,729	5,103,758	10,523,077
Cost of shares redeemed	(32,430,784)	(85,936,655)	(4,010,572)	(12,941,123)
Net increase (decrease) in net assets from Fund share transactions	8,484,768	(15,100,926)	1,093,186	(2,418,046)
Net increase (decrease) in net assets	22,078,212	(26,418,142)	2,730,253	(3,821,038)
Net assets at the beginning of period	491,289,125	517,707,267	57,011,164	60,832,202
Net assets at the end of period	$513,367,337	$491,289,125	$59,741,417	$57,011,164
Undistributed (Over-distribution of) net investment income at the end of period	$590,644	$147,051	$1,844	$(5,839)

See accompanying notes to financial statements.

60	Nuveen Investments

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust IV (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Kansas Municipal Bond Fund (“Kansas”), Nuveen Kentucky Municipal Bond Fund (“Kentucky”), Nuveen Michigan Municipal Bond Fund (“Michigan”), Nuveen Missouri Municipal Bond Fund (“Missouri”), Nuveen Ohio Municipal Bond Fund (“Ohio”) and Nuveen Wisconsin Municipal Bond Fund (“Wisconsin”) (collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

Each Fund’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital through investing primarily in Portfolios in quality municipal bonds. Each Fund invests substantially all of its assets in municipal bonds that pay interest that is exempt from regular federal income tax and its respective state personal income tax. Under normal circumstances, each Fund invests at least 80% of its net assets in investment grade municipal bonds rated BBB/Baa or higher at the time of purchase. Each Fund may invest up to 20% of its net assets in below investment grade municipal bonds, commonly referred to as “high yield,” “high risk” or “junk” bonds. Each Fund may invest up to 15% of its assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (i.e., inverse floating rate securities). Nuveen Asset Management (the “Adviser”), a wholly-owned subsidiary of Nuveen Investments, Inc. (”Nuveen”), uses a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer potentially above-average total return. The Adviser may choose to sell municipal bonds with deteriorating credit or limited upside potential compared to other available bonds.

In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (the “Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Codification did not have a material effect on the Funds’ financial statements.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund’s Board of Trustees. Futures contracts are valued using the closing settlement price, or, in the absence of such a price, at the mean of the bid and asked prices. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Board of Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2009, Kentucky and Michigan had outstanding when-issued/delayed delivery purchase commitments of $5,956,380 and $1,449,555, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Nuveen Investments	61

Notes to Financial Statements (Unaudited) (continued)

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Flexible Sales Charge Program

Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within twelve months of purchase. Class B Shares were sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class B Shares are subject to a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.

Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as “(IF) – Inverse floating rate investment.” An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in “Investment Income” the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as “Interest expense on floating rate obligations” on the Statement of Operations.

During the six months ended November 30, 2009, Kentucky, Michigan, Missouri and Ohio invested in externally-deposited inverse floaters and/or self-deposited inverse floaters. Kansas and Wisconsin did not invest in any such instruments during the six months ended November 30, 2009.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse trust” or “credit recovery swap”) (such agreements referred to herein as “Recourse Trusts”) with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund’s inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

62	Nuveen Investments

At November 30, 2009, each Fund’s maximum exposure to externally-deposited Recourse Trusts was as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Maximum exposure to Recourse Trusts	$—	$15,000,000	$—	$—	$—	$—

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended November 30, 2009, were as follows:

Missouri
Average floating rate obligations outstanding	$2,225,000
Average annual interest rate and fees	0.51%

Forward Swap Contracts

Each Fund is authorized to enter into forward interest rate swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund’s use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund’s interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond’s maturity). The value of the Fund’s swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap’s termination date increases or decreases. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as “Unrealized appreciation or depreciation on forward swaps” with the change during the fiscal period recognized on the Statement of Operations as “Change in net unrealized appreciation (depreciation) of forward swaps.”

The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as “Net realized gain (loss) from forward swaps.” Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. The Funds did not invest in forward interest rate swap transactions during the six months ended November 30, 2009.

Futures Contracts

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in futures contracts in attempt to manage such risk. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or liquid securities equal to a specified percentage of the contract amount. This is known as the “initial margin.” Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Deposits with brokers for open futures contracts” on the Statement of Assets and Liabilities. Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract. Variation margin is recognized as a receivable or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities, when applicable.

During the period the futures contract is open, changes in the value of the contract are recorded as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract and is recognized as “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into and is recognized as “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices. The Funds did not invest in futures contracts during the six months ended November 30, 2009.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option

Nuveen Investments	63

Notes to Financial Statements (Unaudited) (continued)

and swap transactions. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange’s clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the Portfolios of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

In determining the value of each Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s fair value measurements as of November 30, 2009:

Kansas	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$144,234,136	$—	$144,234,136

Kentucky	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$422,989,290	$—	$422,989,290

64	Nuveen Investments

Michigan	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$205,564,443	$—	$205,564,443

Missouri	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$225,448,807	$—	$225,448,807

Ohio	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$497,646,745	$—	$497,646,745

Wisconsin	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$58,343,628	$—	$58,343,628

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended November 30, 2009.

4. Fund Shares

Transactions in Fund shares were as follows:

	Kansas
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,139,977	$11,619,197	2,751,536	$27,041,625
Class A – automatic conversion of Class B Shares	77,931	786,502	54,770	544,274
Class B	100	1,015	930	8,991
Class C	433,826	4,433,204	646,888	6,361,138
Class I	246,766	2,558,653	104,636	1,001,373
Shares issued to shareholders due to reinvestment of distributions:
Class A	149,255	1,527,839	247,816	2,416,754
Class B	2,548	25,825	7,524	72,734
Class C	27,638	282,733	44,070	430,233
Class I	2,600	26,744	4,960	48,551
	2,080,641	21,261,712	3,863,130	37,925,673
Shares redeemed:
Class A	(1,244,929)	(12,783,817)	(1,286,547)	(12,533,221)
Class B	(10,596)	(107,579)	(77,757)	(762,172)
Class B – automatic conversion to Class A Shares	(78,578)	(786,502)	(55,240)	(544,274)
Class C	(123,563)	(1,250,903)	(202,951)	(1,979,651)
Class I	(15,852)	(162,703)	(24,215)	(242,915)
	(1,473,518)	(15,091,504)	(1,646,710)	(16,062,233)
Net increase (decrease)	607,123	$6,170,208	2,216,420	$21,863,440

Nuveen Investments	65

Notes to Financial Statements (Unaudited) (continued)

	Kentucky
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,425,011	$14,978,274	3,013,432	$30,915,159
Class A – automatic conversion of Class B Shares	59,430	617,787	91,296	924,603
Class B	577	6,091	2,442	24,632
Class C	556,725	5,883,669	743,140	7,625,323
Class I	367,053	3,900,457	100,952	1,024,084
Shares issued to shareholders due to reinvestment of distributions:
Class A	435,190	4,592,524	1,029,006	10,407,171
Class B	7,458	78,692	25,328	256,349
Class C	52,802	557,761	114,963	1,162,918
Class I	5,834	61,665	10,657	107,758
	2,910,080	30,676,920	5,131,216	52,447,997
Shares redeemed:
Class A	(1,577,994)	(16,655,646)	(4,378,647)	(44,737,243)
Class B	(75,911)	(795,725)	(132,944)	(1,377,233)
Class B – automatic conversion to Class A Shares	(59,373)	(617,787)	(91,220)	(924,603)
Class C	(299,718)	(3,176,730)	(614,034)	(6,255,500)
Class I	(29,973)	(317,499)	(52,962)	(536,007)
	(2,042,969)	(21,563,387)	(5,269,807)	(53,830,586)
Net increase (decrease)	867,111	$9,113,533	(138,591)	$(1,382,589)

	Michigan
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,269,933	$13,875,616	3,163,889	$33,408,034
Class A – automatic conversion of Class B Shares	32,163	352,815	27,158	294,003
Class B	603	6,626	2,024	21,573
Class C	80,331	876,871	234,914	2,499,362
Class I	199,096	2,196,757	132,753	1,417,297
Shares issued to shareholders due to reinvestment of distributions:
Class A	149,000	1,636,506	296,070	3,128,595
Class B	1,907	20,972	4,927	52,148
Class C	23,030	252,615	51,656	545,770
Class I	26,170	287,055	58,797	621,461
	1,782,233	19,505,833	3,972,188	41,988,243
Shares redeemed:
Class A	(1,212,364)	(13,268,838)	(3,792,635)	(39,910,664)
Class B	(50,388)	(549,482)	(81,767)	(871,713)
Class B – automatic conversion to Class A Shares	(32,104)	(352,815)	(27,091)	(294,003)
Class C	(212,386)	(2,325,400)	(538,388)	(5,666,670)
Class I	(156,101)	(1,699,698)	(215,098)	(2,256,243)
	(1,663,343)	(18,196,233)	(4,654,979)	(48,999,293)
Net increase (decrease)	118,890	$1,309,600	(682,791)	$(7,011,050)

66	Nuveen Investments

	Missouri
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,083,903	$11,220,285	1,923,488	$19,303,025
Class A – automatic conversion of Class B Shares	49,893	511,123	51,073	515,483
Class B	178	1,865	1,158	11,105
Class C	271,248	2,820,870	558,037	5,501,759
Class I	267,864	2,799,052	413,063	4,068,216
Shares issued to shareholders due to reinvestment of distributions:
Class A	257,171	2,682,910	537,165	5,308,062
Class B	4,459	46,473	13,332	132,078
Class C	21,882	228,121	45,818	451,754
Class I	5,373	56,143	4,975	49,009
	1,961,971	20,366,842	3,548,109	35,340,491
Shares redeemed:
Class A	(1,203,054)	(12,454,394)	(2,620,666)	(25,695,058)
Class B	(22,199)	(229,829)	(154,097)	(1,562,317)
Class B – automatic conversion to Class A Shares	(49,835)	(511,123)	(51,015)	(515,483)
Class C	(126,267)	(1,317,464)	(429,967)	(4,194,438)
Class I	(153,076)	(1,646,869)	(51,849)	(507,460)
	(1,554,431)	(16,159,679)	(3,307,594)	(32,474,756)
Net increase (decrease)	407,540	$4,207,163	240,515	$2,865,735

	Ohio
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,913,338	$20,929,025	4,367,262	$46,061,223
Class A – automatic conversion of Class B Shares	75,413	813,698	113,739	1,192,975
Class B	977	10,658	15,992	165,009
Class C	525,638	5,736,036	775,088	8,122,686
Class I	691,496	7,612,521	237,852	2,500,876
Shares issued to shareholders due to reinvestment of distributions:
Class A	317,178	3,472,241	724,275	7,584,844
Class B	5,384	58,782	17,414	182,017
Class C	43,891	479,290	88,954	928,685
Class I	165,197	1,803,301	391,826	4,097,414
	3,738,512	40,915,552	6,732,402	70,835,729
Shares redeemed:
Class A	(2,248,663)	(24,707,145)	(6,198,724)	(64,756,107)
Class B	(96,865)	(1,062,582)	(250,041)	(2,626,824)
Class B – automatic conversion to Class A Shares	(75,532)	(813,698)	(113,913)	(1,192,975)
Class C	(196,338)	(2,142,979)	(577,764)	(6,045,941)
Class I	(337,055)	(3,704,380)	(1,073,812)	(11,314,808)
	(2,954,453)	(32,430,784)	(8,214,254)	(85,936,655)
Net increase (decrease)	784,059	$8,484,768	(1,481,852)	$(15,100,926)

Nuveen Investments	67

Notes to Financial Statements (Unaudited) (continued)

	Wisconsin
	Six Months Ended 11/30/09		Year Ended 5/31/09
	Shares	Amount	Shares	Amount
Shares sold:
Class A	233,391	$2,360,798	744,953	$7,250,697
Class A – automatic conversion of Class B Shares	10,899	111,326	19,350	180,818
Class B	12	119	24	230
Class C	150,494	1,526,852	138,212	1,347,215
Class I	37,362	378,170	39,840	394,130
Shares issued to shareholders due to reinvestment of distributions:
Class A	58,364	590,875	116,178	1,113,035
Class B	1,506	15,273	4,291	41,182
Class C	9,012	91,395	15,330	147,152
Class I	2,853	28,950	5,047	48,618
	503,893	5,103,758	1,083,225	10,523,077
Shares redeemed:
Class A	(346,486)	(3,467,063)	(1,180,567)	(11,041,181)
Class B	(15,428)	(154,522)	(39,741)	(382,901)
Class B – automatic conversion to Class A Shares	(10,877)	(111,326)	(19,305)	(180,818)
Class C	(26,835)	(274,438)	(104,680)	(985,367)
Class I	(319)	(3,223)	(36,047)	(350,856)
	(399,945)	(4,010,572)	(1,380,340)	(12,941,123)
Net increase (decrease)	103,948	$1,093,186	(297,115)	$(2,418,046)

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended November 30, 2009, were as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Purchases	$23,357,699	$36,304,332	$15,657,228	$2,205,915	$23,102,484	$3,297,095
Sales and maturities	18,943,674	23,603,340	16,281,551	1,063,000	23,761,896	2,127,180

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2009, the cost of investments was as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Cost of investments	$139,546,077	$412,298,302	$198,046,842	$220,989,142	$480,332,674	$57,720,681

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2009, were as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Gross unrealized:
Appreciation	$6,040,660	$16,462,175	$9,495,883	$8,794,724	$25,034,801	$1,718,236
Depreciation	(1,352,601)	(5,771,187)	(1,978,282)	(6,559,321)	(7,720,730)	(1,095,289)
Net unrealized appreciation (depreciation) of investments	$4,688,059	$10,690,988	$7,517,601	$2,235,403	$17,314,071	$622,947

68	Nuveen Investments

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2009, the Funds’ last tax year end, were as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Undistributed net tax-exempt income*	$546,660	$717,552	$505,147	$1,059,230	$1,204,999	$168,711
Undistributed net ordinary income**	—	—	—	—	—	—
Undistributed net long-term capital gains	—	15,133	—	—	—	—
*	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 11, 2009, paid on June 1, 2009.
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2009, was designated for purposes of the dividends paid deduction as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Distributions from net tax-exempt income	$5,447,753	$16,595,925	$8,697,138	$9,427,756	$20,948,408	$2,140,593
Distributions from net ordinary income**	—	907,423	21	—	506,273	—
Distributions from net long-term capital gains	—	1,767,190	261,564	1,150,105	1,384,354	29,114
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2009, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Kansas	Michigan	Missouri
Expiration:
May 31, 2017	$781,659	$419,508	$1,063,171

The Funds have elected to defer net realized losses from investments incurred from November 1, 2008 through May 31, 2009, the Funds’ last tax year end, (“post-October losses”) in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Post-October capital losses	$76,502	$5,812,380	$2,143,249	$828,015	$1,749,310	$69,340

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser and a specific fund-level component, based only on the amount of assets within each individual Fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets (1)	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund net assets managed as stated in the following table. As of November 30, 2009, the complex-level fee rate was .1896%.

Nuveen Investments	69

Notes to Financial Statements (Unaudited) (continued)

The complex-level fee schedule is as follows:

Complex-Level Net Asset Breakpoint Level (1)	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445
(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed net assets of all Nuveen funds, with such daily managed net assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fee components, daily managed net assets include assets managed by the Adviser that are attributable to each fund’s use of financial leverage. For these purposes, financial leverage includes the funds use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed net assets in certain circumstances.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

The Adviser has agreed to waive fees or reimburse expenses of Ohio so that total annual Fund operating expenses (excluding 12b-1 distribution and service fees, interest expenses, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed .75% of the average daily net assets of any class of Fund shares. The Adviser may also voluntarily reimburse additional expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended November 30, 2009, Nuveen Investments, LLC (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Sales charges collected	$181,710	$247,671	$143,969	$174,789	$260,588	$45,926
Paid to financial intermediaries	161,042	215,788	119,552	154,066	220,834	39,062

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

During the six months ended November 30, 2009, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Commission advances	$81,106	$91,316	$7,933	$54,235	$74,223	$16,722

To compensate for commissions advanced to financial intermediaries, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2009, the Distributor retained such 12b-1 fees as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
12b-1 fees retained	$32,536	$51,354	$23,405	$30,405	$55,243	$12,302

The remaining 12b-1 fees charged to the Funds were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

70	Nuveen Investments

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2009, as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
CDSC retained	$4,956	$3,490	$4,248	$2,664	$1,966	$606

8. New Accounting Standards

Accounting for Transfers of Financial Assets

During June 2009, the FASB issued changes to the authoritative guidance under GAAP on accounting for transfers of financial assets. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets.

This guidance is effective as of the beginning of each reporting entity’s first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of this guidance should be applied to transfers that occurred both before and after the effective date of this guidance. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and disclosures, if any.

9. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 28, 2009, to shareholders of record on December 23, 2009, as follows:

	Kansas	Kentucky	Michigan	Missouri	Ohio	Wisconsin
Dividend per share:
Class A	$.0355	$.0365	$.0385	$.0385	$.0380	$.0320
Class B	.0290	.0300	.0320	.0320	.0315	.0260
Class C	.0310	.0315	.0335	.0340	.0330	.0275
Class I	.0375	.0380	.0405	.0405	.0400	.0340

Kentucky also declared a capital gain distribution, for each share class, of $.0004, which was paid on December 4, 2009, to shareholders of record on December 2, 2009.

Evaluation Date

In May 2009, the FASB issued changes to authoritative guidance under GAAP for subsequent events. This guidance requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. This guidance is intended to establish general standards of accounting and for disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. This guidance requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date – that is, whether that date represents the date the financial statements were issued or were available to be issued. This guidance is effective for interim and annual periods ending after June 15, 2009. The Funds have performed an evaluation of subsequent events through January 26, 2010, which is the date the financial statements were issued.

Nuveen Investments	71

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

KANSAS
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (1/92)
2010(f)	$10.03	$.22	$.31	$.53	$(.21)	$—	$(.21)	$10.35	5.15%
2009	10.23	.43	(.20)	.23	(.43)	—	(.43)	10.03	2.62
2008	10.40	.43	(.16)	.27	(.42)	(.02)	(.44)	10.23	2.70
2007	10.38	.42	.01	.43	(.41)	—	(.41)	10.40	4.22
2006	10.66	.42	(.29)	.13	(.41)	—	(.41)	10.38	1.28
2005	10.20	.44	.46	.90	(.44)	—	(.44)	10.66	8.95
Class B (2/97)
2010(f)	9.94	.18	.31	.49	(.17)	—	(.17)	10.26	4.79
2009	10.14	.35	(.20)	.15	(.35)	—	(.35)	9.94	1.82
2008	10.31	.35	(.16)	.19	(.34)	(.02)	(.36)	10.14	1.95
2007	10.30	.34	.01	.35	(.34)	—	(.34)	10.31	3.38
2006	10.58	.34	(.28)	.06	(.34)	—	(.34)	10.30	.54
2005	10.12	.36	.46	.82	(.36)	—	(.36)	10.58	8.21
Class C (2/97)
2010(f)	10.03	.19	.31	.50	(.19)	—	(.19)	10.34	4.77
2009	10.23	.38	(.21)	.17	(.37)	—	(.37)	10.03	2.05
2008	10.40	.37	(.15)	.22	(.37)	(.02)	(.39)	10.23	2.17
2007	10.38	.37	.01	.38	(.36)	—	(.36)	10.40	3.69
2006	10.67	.37	(.30)	.07	(.36)	—	(.36)	10.38	.67
2005	10.21	.38	.46	.84	(.38)	—	(.38)	10.67	8.39
Class I (2/97)(e)
2010(f)	10.07	.23	.31	.54	(.22)	—	(.22)	10.39	5.23
2009	10.27	.45	(.20)	.25	(.45)	—	(.45)	10.07	2.82
2008	10.45	.45	(.16)	.29	(.45)	(.02)	(.47)	10.27	2.83
2007	10.42	.45	.02	.47	(.44)	—	(.44)	10.45	4.54
2006	10.71	.45	(.30)	.15	(.44)	—	(.44)	10.42	1.41
2005	10.24	.46	.47	.93	(.46)	—	(.46)	10.71	9.26

72	Nuveen Investments

Ratios/Supplemental Data

	Ratios to Average Net Assets(c)

Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$114,891.85		%*	.85	%*	4.30	%*	13%
110,130.85			.85		4.38		13
94,259.87			.87		4.12		16
97,477.85			.85		4.03		22
100,128.86			.86		4.02		18
97,861.88			.88		4.17		21

2,610	1.60	*	1.60	*	3.55	*	13
3,389	1.60		1.60		3.62		13
4,721	1.62		1.62		3.37		16
5,840	1.61		1.61		3.28		22
7,379	1.61		1.61		3.26		18
10,031	1.63		1.63		3.42		21

29,872	1.40	*	1.40	*	3.74	*	13
25,570	1.40		1.40		3.83		13
21,090	1.42		1.42		3.57		16
21,767	1.40		1.40		3.48		22
22,736	1.41		1.41		3.47		18
22,836	1.43		1.43		3.62		21

7,659.65		*	.65	*	4.49	*	13
5,069.65			.65		4.58		13
4,293.67			.67		4.31		16
3,264.65			.65		4.23		22
1,560.66			.66		4.22		18
1,449.68			.68		4.37		21

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(f)	For the six months ended November 30, 2009.

See accompanying notes to financial statements.

Nuveen Investments	73

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

KENTUCKY
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (5/87)
2010(f)	$10.39	$.22	$.27	$.49	$(.22)	$—	$(.22)	$10.66	4.75%
2009	10.78	.44	(.32)	.12	(.44)	(.07)	(.51)	10.39	1.33
2008	10.96	.44	(.16)	.28	(.44)	(.02)	(.46)	10.78	2.63
2007	10.96	.44	.03	.47	(.45)	(.02)	(.47)	10.96	4.35
2006	11.30	.46	(.30)	.16	(.46)	(.04)	(.50)	10.96	1.38
2005	10.88	.48	.43	.91	(.48)	(.01)	(.49)	11.30	8.51
Class B (2/97)
2010(f)	10.40	.18	.27	.45	(.18)	—	(.18)	10.67	4.36
2009	10.79	.36	(.32)	.04	(.36)	(.07)	(.43)	10.40	.56
2008	10.97	.36	(.17)	.19	(.35)	(.02)	(.37)	10.79	1.85
2007	10.97	.36	.03	.39	(.37)	(.02)	(.39)	10.97	3.56
2006	11.31	.37	(.30)	.07	(.37)	(.04)	(.41)	10.97	.62
2005	10.88	.40	.44	.84	(.40)	(.01)	(.41)	11.31	7.80
Class C (10/93)
2010(f)	10.39	.19	.28	.47	(.19)	—	(.19)	10.67	4.55
2009	10.79	.38	(.33)	.05	(.38)	(.07)	(.45)	10.39	.64
2008	10.96	.38	(.15)	.23	(.38)	(.02)	(.40)	10.79	2.15
2007	10.96	.38	.02	.40	(.38)	(.02)	(.40)	10.96	3.73
2006	11.29	.39	(.29)	.10	(.39)	(.04)	(.43)	10.96	.88
2005	10.87	.42	.43	.85	(.42)	(.01)	(.43)	11.29	7.91
Class I (2/97)(e)
2010(f)	10.39	.23	.28	.51	(.23)	—	(.23)	10.67	4.93
2009	10.79	.46	(.33)	.13	(.46)	(.07)	(.53)	10.39	1.41
2008	10.96	.46	(.15)	.31	(.46)	(.02)	(.48)	10.79	2.90
2007	10.96	.47	.02	.49	(.47)	(.02)	(.49)	10.96	4.52
2006	11.29	.48	(.30)	.18	(.47)	(.04)	(.51)	10.96	1.64
2005	10.87	.51	.42	.93	(.50)	(.01)	(.51)	11.29	8.70

74	Nuveen Investments

Ratios/Supplemental Data

	Ratios to Average Net Assets(c)

Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$359,698.82		%*	.82	%*	4.13	%*	6%
346,849.85			.82		4.28		19
362,734.89			.83		4.04		8
392,262.90			.82		4.00		9
398,636.82			.82		4.09		13
427,106.83			.83		4.35		15

6,123	1.57	*	1.57	*	3.38	*	6
7,289	1.60		1.57		3.52		19
9,685	1.64		1.58		3.29		8
13,466	1.65		1.57		3.26		9
18,388	1.57		1.57		3.34		13
21,216	1.57		1.57		3.60		15

51,996	1.37	*	1.37	*	3.58	*	6
47,428	1.40		1.37		3.73		19
46,588	1.44		1.38		3.49		8
46,650	1.45		1.37		3.45		9
45,919	1.37		1.37		3.54		13
46,160	1.37		1.37		3.80		15

7,143.62		*	.62	*	4.32	*	6
3,394.65			.62		4.48		19
2,891.69			.63		4.24		8
3,069.70			.62		4.20		9
2,451.62			.62		4.29		13
1,581.63			.63		4.54		15

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(f)	For the six months ended November 30, 2009.

See accompanying notes to financial statements.

Nuveen Investments	75

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

MICHIGAN
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (6/85)
2010(f)	$10.83	$.23	$.24	$.47	$(.23)	$—	$(.23)	$11.07	4.39%
2009	11.15	.47	(.32)	.15	(.46)	(.01)	(.47)	10.83	1.59
2008	11.41	.47	(.23)	.24	(.47)	(.03)	(.50)	11.15	2.17
2007	11.45	.47	.07	.54	(.48)	(.10)	(.58)	11.41	4.70
2006	11.89	.49	(.32)	.17	(.48)	(.13)	(.61)	11.45	1.48
2005	11.45	.51	.45	.96	(.51)	(.01)	(.52)	11.89	8.48
Class B (2/97)
2010(f)	10.86	.19	.23	.42	(.19)	—	(.19)	11.09	3.91
2009	11.17	.40	(.32)	.08	(.38)	(.01)	(.39)	10.86	.94
2008	11.43	.38	(.22)	.16	(.39)	(.03)	(.42)	11.17	1.41
2007	11.48	.39	.05	.44	(.39)	(.10)	(.49)	11.43	3.85
2006	11.92	.40	(.32)	.08	(.39)	(.13)	(.52)	11.48	.71
2005	11.47	.42	.46	.88	(.42)	(.01)	(.43)	11.92	7.73
Class C (6/93)
2010(f)	10.83	.20	.23	.43	(.20)	—	(.20)	11.06	4.01
2009	11.15	.42	(.33)	.09	(.40)	(.01)	(.41)	10.83	1.04
2008	11.40	.41	(.23)	.18	(.40)	(.03)	(.43)	11.15	1.67
2007	11.44	.41	.06	.47	(.41)	(.10)	(.51)	11.40	4.11
2006	11.88	.42	(.32)	.10	(.41)	(.13)	(.54)	11.44	.91
2005	11.43	.44	.46	.90	(.44)	(.01)	(.45)	11.88	7.98
Class I (2/97)(e)
2010(f)	10.83	.24	.23	.47	(.24)	—	(.24)	11.06	4.41
2009	11.15	.50	(.32)	.18	(.49)	(.01)	(.50)	10.83	1.82
2008	11.41	.49	(.23)	.26	(.49)	(.03)	(.52)	11.15	2.39
2007	11.45	.50	.06	.56	(.50)	(.10)	(.60)	11.41	4.92
2006	11.89	.51	(.32)	.19	(.50)	(.13)	(.63)	11.45	1.69
2005	11.45	.53	.45	.98	(.53)	(.01)	(.54)	11.89	8.70

76	Nuveen Investments

Ratios/Supplemental Data

	Ratios to Average Net Assets(c)

Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$157,747.86		%*	.86	%*	4.19	%*	8%
151,852.86			.86		4.45		9
159,696.86			.85		4.14		14
169,395.91			.84		4.09		12
170,278.86			.86		4.16		11
181,302.86			.86		4.32		16

2,032	1.61	*	1.61	*	3.45	*	8
2,858	1.61		1.61		3.70		9
4,080	1.61		1.60		3.40		14
4,845	1.67		1.60		3.35		12
6,794	1.61		1.61		3.41		11
8,938	1.61		1.61		3.57		16

31,548	1.41	*	1.41	*	3.64	*	8
32,068	1.41		1.41		3.90		9
35,814	1.41		1.40		3.59		14
37,779	1.46		1.39		3.54		12
38,141	1.41		1.41		3.61		11
38,386	1.41		1.41		3.77		16

19,453.66		*	.66	*	4.39	*	8
18,297.66			.66		4.65		9
19,100.66			.65		4.34		14
20,351.71			.64		4.29		12
21,871.66			.66		4.36		11
23,675.66			.66		4.52		16

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(f)	For the six months ended November 30, 2009.

See accompanying notes to financial statements.

Nuveen Investments	77

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

MISSOURI
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (8/87)
2010(f)	$10.14	$.24	$.45	$.69	$(.23)	$—	$(.23)	$10.60	6.88%
2009	10.73	.47	(.56)	(.09)	(.45)	(.05)	(.50)	10.14	(.52)
2008	11.03	.45	(.28)	.17	(.45)	(.02)	(.47)	10.73	1.59
2007	10.98	.46	.05	.51	(.45)	(.01)	(.46)	11.03	4.66
2006	11.25	.47	(.26)	.21	(.48)	—	(.48)	10.98	1.88
2005	10.78	.48	.47	.95	(.48)	—	(.48)	11.25	8.97
Class B (2/97)
2010(f)	10.15	.20	.45	.65	(.19)	—	(.19)	10.61	6.50
2009	10.74	.39	(.55)	(.16)	(.38)	(.05)	(.43)	10.15	(1.26)
2008	11.04	.37	(.28)	.09	(.37)	(.02)	(.39)	10.74	.81
2007	10.99	.38	.05	.43	(.37)	(.01)	(.38)	11.04	3.87
2006	11.26	.39	(.27)	.12	(.39)	—	(.39)	10.99	1.12
2005	10.79	.40	.47	.87	(.40)	—	(.40)	11.26	8.15
Class C (2/94)
2010(f)	10.13	.21	.45	.66	(.20)	—	(.20)	10.59	6.61
2009	10.72	.41	(.55)	(.14)	(.40)	(.05)	(.45)	10.13	(1.06)
2008	11.02	.39	(.28)	.11	(.39)	(.02)	(.41)	10.72	1.03
2007	10.97	.40	.05	.45	(.39)	(.01)	(.40)	11.02	4.10
2006	11.24	.41	(.26)	.15	(.42)	—	(.42)	10.97	1.34
2005	10.77	.42	.47	.89	(.42)	—	(.42)	11.24	8.39
Class I (2/97)(e)
2010(f)	10.14	.25	.45	.70	(.24)	—	(.24)	10.60	7.00
2009	10.73	.49	(.55)	(.06)	(.48)	(.05)	(.53)	10.14	(.29)
2008	11.03	.47	(.28)	.19	(.47)	(.02)	(.49)	10.73	1.81
2007	10.99	.48	.04	.52	(.47)	(.01)	(.48)	11.03	4.79
2006	11.26	.49	(.26)	.23	(.50)	—	(.50)	10.99	2.10
2005	10.79	.50	.47	.97	(.50)	—	(.50)	11.26	9.20

78	Nuveen Investments

Ratios/Supplemental Data

	Ratios to Average Net Assets(c)

Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$194,236.85		%*	.84	%*	4.57	%*	—	%**
183,868.86			.84		4.68		12
195,691.87			.84		4.16		14
227,412.88			.84		4.13		16
231,378.83			.83		4.23		12
232,171.84			.84		4.35		16

2,978	1.60	*	1.59	*	3.83	*	—	**
3,533	1.61		1.59		3.90		12
5,785	1.62		1.59		3.41		14
7,351	1.63		1.59		3.38		16
8,570	1.58		1.58		3.48		12
9,197	1.58		1.58		3.60		16

24,890	1.40	*	1.39	*	4.01	*	—	**
22,120	1.41		1.39		4.13		12
21,541	1.42		1.39		3.61		14
21,263	1.43		1.39		3.58		16
21,387	1.38		1.38		3.68		12
19,955	1.39		1.39		3.80		16

7,781.65		*	.64	*	4.76	*	—	**
6,224.67			.65		4.90		12
2,657.68			.65		4.36		14
2,169.68			.64		4.31		16
895.63			.63		4.44		12
561.64			.64		4.54		16

*	Annualized.
**	Calculates to less than 1%.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(f)	For the six months ended November 30, 2009.

See accompanying notes to financial statements.

Nuveen Investments	79

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

OHIO
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (6/85)
2010(f)	$10.77	$.24	$.29	$.53	$(.23)	$—	$(.23)	$11.07	4.95%
2009	10.99	.47	(.19)	.28	(.46)	(.04)	(.50)	10.77	2.75
2008	11.25	.46	(.19)	.27	(.46)	(.07)	(.53)	10.99	2.47
2007	11.27	.47	.01	.48	(.47)	(.03)	(.50)	11.25	4.30
2006	11.65	.48	(.34)	.14	(.48)	(.04)	(.52)	11.27	1.30
2005	11.17	.51	.48	.99	(.51)	—	(.51)	11.65	9.00
Class B (2/97)
2010(f)	10.75	.20	.29	.49	(.19)	—	(.19)	11.05	4.58
2009	10.97	.39	(.19)	.20	(.38)	(.04)	(.42)	10.75	1.97
2008	11.24	.38	(.21)	.17	(.37)	(.07)	(.44)	10.97	1.61
2007	11.25	.38	.02	.40	(.38)	(.03)	(.41)	11.24	3.64
2006	11.64	.40	(.35)	.05	(.40)	(.04)	(.44)	11.25	.47
2005	11.16	.42	.48	.90	(.42)	—	(.42)	11.64	8.22
Class C (8/93)
2010(f)	10.74	.21	.28	.49	(.20)	—	(.20)	11.03	4.58
2009	10.96	.41	(.19)	.22	(.40)	(.04)	(.44)	10.74	2.19
2008	11.22	.40	(.19)	.21	(.40)	(.07)	(.47)	10.96	1.93
2007	11.24	.40	.02	.42	(.41)	(.03)	(.44)	11.22	3.77
2006	11.63	.42	(.35)	.07	(.42)	(.04)	(.46)	11.24	.68
2005	11.15	.45	.48	.93	(.45)	—	(.45)	11.63	8.45
Class I (2/97)(e)
2010(f)	10.75	.25	.28	.53	(.24)	—	(.24)	11.04	4.98
2009	10.97	.49	(.19)	.30	(.48)	(.04)	(.52)	10.75	2.99
2008	11.24	.49	(.21)	.28	(.48)	(.07)	(.55)	10.97	2.60
2007	11.25	.49	.02	.51	(.49)	(.03)	(.52)	11.24	4.53
2006	11.64	.50	(.34)	.16	(.51)	(.04)	(.55)	11.25	1.51
2005	11.16	.53	.48	1.01	(.53)	—	(.53)	11.64	9.24

80	Nuveen Investments

Ratios/Supplemental Data

	Ratios to Average Net Assets Before Reimbursement						Ratios to Average Net Assets After Reimbursement(c)

Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$330,679.83		%*	.83	%*	4.35	%*	.83	%*	.83	%*	4.35	%*	5%
321,253.84			.84		4.40		.84		.84		4.40		9
338,770.93			.84		4.16		.93		.84		4.16		20
346,298.98			.83		4.11		.98		.83		4.11		10
348,198.83			.83		4.21		.83		.83		4.21		13
358,529.84			.84		4.43		.84		.84		4.43		11

6,167	1.58	*	1.58	*	3.60	*	1.58	*	1.58	*	3.60	*	5
7,790	1.58		1.58		3.64		1.58		1.58		3.64		9
11,577	1.67		1.58		3.42		1.67		1.58		3.42		20
16,125	1.73		1.58		3.36		1.73		1.58		3.36		10
20,504	1.58		1.58		3.45		1.58		1.58		3.45		13
25,621	1.58		1.58		3.69		1.58		1.58		3.69		11

58,249	1.38	*	1.38	*	3.80	*	1.38	*	1.38	*	3.80	*	5
52,693	1.39		1.39		3.85		1.39		1.39		3.85		9
50,642	1.48		1.39		3.61		1.48		1.39		3.61		20
49,084	1.53		1.38		3.56		1.53		1.38		3.56		10
46,325	1.38		1.38		3.66		1.38		1.38		3.66		13
45,791	1.38		1.38		3.88		1.38		1.38		3.88		11

118,273.63		*	.63	*	4.55	*	.63	*	.63	*	4.55	*	5
109,553.64			.64		4.60		.64		.64		4.60		9
116,718.73			.64		4.36		.73		.64		4.36		20
125,050.78			.63		4.31		.78		.63		4.31		10
128,133.63			.63		4.41		.63		.63		4.41		13
139,017.64			.64		4.64		.64		.64		4.64		11

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(f)	For the six months ended November 30, 2009.

See accompanying notes to financial statements.

Nuveen Investments	81

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions

WISCONSIN
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)
Class A (6/94)
2010(f)	$9.95	$.19	$.29	$.48	$(.19)	$—	$(.19)	$10.24	4.88%
2009	10.09	.39	(.14)	.25	(.38)	(.01)	(.39)	9.95	2.61
2008	10.24	.38	(.13)	.25	(.38)	(.02)	(.40)	10.09	2.51
2007	10.20	.39	.06	.45	(.39)	(.02)	(.41)	10.24	4.46
2006	10.54	.40	(.28)	.12	(.41)	(.05)	(.46)	10.20	1.11
2005	10.16	.42	.37	.79	(.41)	—	(.41)	10.54	7.94
Class B (2/97)
2010(f)	9.97	.16	.29	.45	(.16)	—	(.16)	10.26	4.50
2009	10.12	.32	(.16)	.16	(.30)	(.01)	(.31)	9.97	1.74
2008	10.26	.30	(.11)	.19	(.31)	(.02)	(.33)	10.12	1.82
2007	10.22	.32	.05	.37	(.31)	(.02)	(.33)	10.26	3.67
2006	10.57	.32	(.29)	.03	(.33)	(.05)	(.38)	10.22	.26
2005	10.18	.34	.39	.73	(.34)	—	(.34)	10.57	7.25
Class C (2/97)
2010(f)	9.96	.17	.29	.46	(.17)	—	(.17)	10.25	4.60
2009	10.11	.34	(.16)	.18	(.32)	(.01)	(.33)	9.96	1.93
2008	10.26	.32	(.12)	.20	(.33)	(.02)	(.35)	10.11	1.96
2007	10.23	.34	.05	.39	(.34)	(.02)	(.36)	10.26	3.91
2006	10.57	.35	(.29)	.06	(.35)	(.05)	(.40)	10.23	.49
2005	10.18	.36	.39	.75	(.36)	—	(.36)	10.57	7.47
Class I (2/97)(e)
2010(f)	9.97	.20	.30	.50	(.20)	—	(.20)	10.27	5.07
2009	10.12	.41	(.15)	.26	(.40)	(.01)	(.41)	9.97	2.72
2008	10.28	.40	(.13)	.27	(.41)	(.02)	(.43)	10.12	2.64
2007	10.25	.42	.04	.46	(.41)	(.02)	(.43)	10.28	4.59
2006	10.59	.42	(.28)	.14	(.43)	(.05)	(.48)	10.25	1.34
2005	10.20	.44	.39	.83	(.44)	—	(.44)	10.59	8.25

82	Nuveen Investments

Ratios/Supplemental Data

	Ratios to Average Net Assets(c)

Ending Net Assets (000)	Expenses Including Interest(d)		Expenses Excluding Interest		Net Invest- ment Income		Portfolio Turnover Rate

$47,854.89		%*	.89	%*	3.83	%*	4%
46,933.89			.89		4.02		12
50,640.88			.88		3.72		3
42,279.90			.90		3.78		10
36,624.92			.92		3.84		11
36,325.92			.92		3.99		15

1,390	1.64	*	1.64	*	3.08	*	4
1,598	1.63		1.63		3.27		12
2,174	1.63		1.63		2.98		3
2,464	1.65		1.65		3.04		10
3,295	1.67		1.67		3.09		11
4,600	1.67		1.67		3.24		15

8,469	1.44	*	1.44	*	3.27	*	4
6,907	1.44		1.44		3.46		12
6,512	1.43		1.43		3.17		3
5,975	1.45		1.45		3.24		10
5,422	1.47		1.47		3.29		11
4,797	1.47		1.47		3.44		15

2,028.69		*	.69	*	4.02	*	4
1,573.69			.69		4.20		12
1,506.68			.68		3.92		3
1,031.69			.69		3.97		10
202.72			.72		4.04		11
63.72			.72		4.21		15

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total return is the combination of changes in net asset value without any sales charge, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
(c)	Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund’s net cash on deposit with the custodian bank, where applicable.
(d)	The expense ratios in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities.
(e)	Effective May 1, 2008, Class R Shares were renamed Class I Shares.
(f)	For the six months ended November 30, 2009.

See accompanying notes to financial statements.

Nuveen Investments	83

Glossary of Terms Used in this Report

Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed”, with current holders receiving a formula-based interest rate until the next scheduled auction.

Pre-refundings: Pre-refundings, also known as advance refundings or refinancings, occur when an issuer sells new bonds and uses the proceeds to fund principal and interest payments of older existing bonds. This process often results in lower borrowing costs for bond issuers.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the Fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

84	Nuveen Investments

Fund Information

Fund Manager

Nuveen Asset Management

333 West Wacker Drive

Chicago, IL 60606

Legal Counsel

Chapman and Cutler LLP

Chicago, IL

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Chicago, IL

Custodian

State Street Bank & Trust Company

Boston, MA

Transfer Agent and Shareholder Services

Boston Financial

Data Services, Inc.

Nuveen Investor Services

P.O. Box 8530

Boston, MA 02266-8530

(800) 257-8787

Quarterly Portfolio of Investments and Proxy Voting information: You may obtain (i) each Fund’s quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

The Financial Industry Regulatory Authority (FINRA) provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of FINRA members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.finra.org. Financial Industry Regulatory Authority also provides an investor brochure that includes information describing the Public Disclosure Program.

Nuveen Investments	85

Nuveen Investments:

Serving Investors For Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions

for our clients’ different needs.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets its growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, the Company managed $141 billion of assets on September 30, 2009.

Find out how we can help you reach your financial goals.

An investor should carefully consider the Fund’s objectives, risks, charges and expenses before investing. For a prospectus containing this and other information about the Fund, please contact your financial advisor or Nuveen Investments at (800) 257-8787. Read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at www.nuveen.com/mf

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Distributed by Nuveen Investments, LLC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com

MSA-MS6-1109D

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By	(Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date February 5, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date February 5, 2010

By	(Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date February 5, 2010